UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Timothy Richards

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

Semi-Annual Report

FEBRUARY 28, 2023

Symmetry Panoramic US Equity Fund (SPUSX)

Symmetry Panoramic International Equity Fund (SPILX)

Symmetry Panoramic Global Equity Fund (SPGEX)

Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)

Symmetry Panoramic US Fixed Income Fund (SPUBX)

Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)

Symmetry Panoramic Global Fixed Income Fund (SPGBX)

Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2023

Table of Contents

Shareholders’ Letter	1
Schedules of Investments	3
Statements of Assets and Liabilities	86
Statements of Operations	88
Statements of Changes in Net Assets	91
Financial Highlights	99
Notes to Financial Statements	107
Disclosure of Fund Expenses	143
Liquidity Risk Management Program	145

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2023

(Unaudited)

Shareholders’ Letter

Dear Shareholders,

It is again my pleasure to provide you with updates for this semi-annual reporting period, six months ending February 28, 2023. The Symmetry Panoramic team continues to monitor the landscape of managers to ensure that our funds offer exposure to the quantitative premiums that we believe persist over time through a diversified mix of sub-advised sleeves, ETFs, and other mutual funds. Efforts to manage the funds in a tax efficient manner have continued with six funds not distributing any capital gain in 2022. The tax cost ratios of seven of the eight Funds were in line with or below their Morningstar category averages(i). Additionally, the expense ratios of seven Funds have been consistently declining since launch(ii).

For this reporting period, the U.S. Equity, Global Equity, and Tax-Managed Global Equity Panoramic Funds, the Panoramic Alternatives Fund, and the Panoramic Municipal Fixed Income Fund outpaced their benchmarks(iii). While the calendar year 2022 was characterized by negative absolute returns in global equities but positive relative performance of several factors, 2023 has begun with positive returns in global equities and fewer outperforming factor strategies. The value factor has continued its strong outperformance globally through the six months of this reporting period and was the sole outperforming factor in the international developed geography. In addition, the Small and Quality factors outperformed market capitalization weighted indices in the U.S. and Emerging Markets. The Low Volatility factor outperformed only in Emerging Markets.

Macroeconomic and geopolitical uncertainty persists. The Federal Reserve has continued to hike the federal funds rate in a focused effort to combat inflation. While the rate of increases in the price level has moderated to an extent, strength in the level of employment has complicated the economic picture. Recession remains a possibility. On the global stage, the anniversary of the Russian invasion on Ukraine has passed. While we are monitoring these economic and geopolitical developments for any impact on the Funds, we believe that most of these events should not deter investors from focusing on the appropriate long-term investing strategy.

Sincerely,

Philip McDonald

President, Symmetry Panoramic Trust

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission. The firm only transacts business in states where it is properly registered, or excluded or exempt from registration requirements. Registration with the SEC or any state securities authority does not imply a certain level of skill or training. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss. Due to various factors, including changing market conditions and/or applicable laws, the content may not be reflective of current opinions or positions. Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2023

(Unaudited)

 Symmetry Partners’ investment approach seeks enhanced returns by overweighting assets that exhibit characteristics that tend to be in accordance with one or more “factors” identified in academic research as historically associated with higher returns. Please be advised that adding these factors may not ensure increased return over a market weighted investment and may lead to underperformance relative to the benchmark over the investor’s time horizon.

All indexes have certain limitations. Investors cannot invest directly in an index. Indexes do not have fees. Historical performance results for investment indexes generally do not reflect the deduction of transaction and/or custodial charges or the deduction of an investment management fee, the incurrence of which would have the effect of decreasing historical performance results. Actual performance for client accounts may differ materially from the index portfolios. There is always the risk that an investor may lose money. Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the portfolios that own them, to rise or fall. Indexes are referred to for comparative purposes only and do not represent similar asset classes in terms of components or risk exposure; thus, their returns may vary significantly.

© Morningstar 2023. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied, adapted or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information, except where such damages or losses cannot be limited or excluded by law in your jurisdiction.

(i) Source: Morningstar. The Panoramic U.S. Equity, International Equity, Global Equity, Tax-Managed Global Equity, U.S. Fixed Income, Global Fixed Income, and Municipal Fixed Income Funds had 1-year and 3-year Morningstar tax cost ratios in line with or below their Morningstar peer group median as of March 31, 2023.

(ii) Source: Morningstar and Panoramic Funds’ prospectuses. All Funds have lower expense ratios except for the Symmetry Panoramic Alternative Fund.

(iii) Source: Morningstar. Out-performance can refer to less-negative performance than a fund’s benchmark.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

 SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Total investments do not include futures and swaps.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 64.4%
	Shares	Value
PANAMA — 0.0%
Copa Holdings, Cl A *	1,233	$113,868

PERU — 0.0%
Southern Copper	787	57,994

SWITZERLAND — 0.0%
TE Connectivity	1,704	216,953

UNITED KINGDOM — 0.2%
Linde	2,187	761,885

UNITED STATES — 64.2%
COMMUNICATION SERVICES — 3.1%
Activision Blizzard	3,284	250,405
Alphabet, Cl A *	28,620	2,577,517
Alphabet, Cl C *	27,480	2,481,444
AT&T	85,110	1,609,430
Charter Communications, Cl A *	136	49,995
Comcast, Cl A	33,215	1,234,602
DISH Network, Cl A *	2,940	33,545
Electronic Arts	1,941	215,334
Fox, Cl A	3,472	121,589

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Fox, Cl B	2,648	$85,398
Interpublic Group	4,420	157,087
Liberty Broadband, Cl C *	1,573	136,332
Liberty Media -Liberty Formula One, Cl C *	2,990	202,931
Liberty Media -Liberty SiriusXM, Cl A *	1,491	48,294
Liberty Media -Liberty SiriusXM, Cl B *	2,176	70,111
Live Nation Entertainment *	1,417	102,109
Lumen Technologies *	25,003	85,010
Meta Platforms, Cl A *	11,268	1,971,224
Netflix *	1,016	327,284
News, Cl A	5,717	98,047
News, Cl B	2,934	50,641
Omnicom Group	3,901	353,314
Paramount Global, Cl B	4,906	105,087
ROBLOX, Cl A *	977	35,797
Sirius XM Holdings	11,567	50,779
Take-Two Interactive Software *	966	105,825
T-Mobile US *	4,969	706,492
Trade Desk, Cl A *	810	45,328
Verizon Communications	45,696	1,773,462
Walt Disney *	6,849	682,229
Warner Bros Discovery *	15,823	247,155
		16,013,797

CONSUMER DISCRETIONARY — 6.1%
ADT	3,951	29,791
Advance Auto Parts	894	129,594
Amazon.com *	39,436	3,716,054
Aptiv *	1,406	163,490
Aramark	3,598	132,406
AutoNation *	7,727	1,054,813
AutoZone *	372	924,993
Bath & Body Works	3,762	153,753
Best Buy	5,622	467,244
Booking Holdings *	164	413,936
BorgWarner	3,607	181,360
Caesars Entertainment *	1,927	97,815
Capri Holdings *	209	10,360
CarMax *	2,063	142,430
Carnival *	5,725	60,800

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Chipotle Mexican Grill, Cl A *	180	$268,394
Choice Hotels International	751	88,888
Darden Restaurants	1,419	202,903
Deckers Outdoor *	227	94,511
Dick's Sporting Goods	6,194	796,734
Dollar General	5,285	1,143,146
Dollar Tree *	3,120	453,274
Domino's Pizza	573	168,468
DoorDash, Cl A *	805	44,001
DR Horton	9,765	903,067
eBay	6,332	290,639
Etsy *	692	84,016
Expedia Group *	668	72,792
Five Below *	508	103,784
Floor & Decor Holdings, Cl A *	1,404	128,901
Ford Motor	32,143	387,966
Garmin	2,036	199,793
General Motors	10,175	394,180
Gentex	7,380	210,699
Genuine Parts	1,331	235,401
Grand Canyon Education *	2,591	293,534
H&R Block	3,631	133,621
Hasbro	2,120	116,621
Hilton Worldwide Holdings	1,877	271,245
Home Depot	5,159	1,529,850
Hyatt Hotels, Cl A *	425	49,402
Las Vegas Sands *	3,090	177,582
Lear	618	86,304
Lennar, Cl A	4,547	439,877
Lennar, Cl B	300	24,498
LKQ	12,623	723,172
Lowe's	5,107	1,050,765
Lululemon Athletica *	1,350	417,420
Marriott International, Cl A	1,649	279,077
McDonald's	3,961	1,045,348
NIKE, Cl B	6,590	782,826
NVR *	44	227,639
O'Reilly Automotive *	739	613,444
Penske Automotive Group	7,201	1,038,024
Polaris	719	81,786
Pool	1,364	486,757

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
PulteGroup	11,215	$613,124
Ross Stores	2,424	267,949
Service International	2,804	189,354
Starbucks	5,137	524,436
Tapestry	3,019	131,357
Target	9,869	1,662,927
Tesla *	8,147	1,675,919
TJX	8,117	621,762
Tractor Supply	3,585	836,237
Ulta Beauty *	706	366,273
Vail Resorts	505	117,912
Whirlpool	1,387	191,378
Williams-Sonoma	5,409	675,692
Wynn Resorts *	834	90,381
Yum! Brands	2,040	259,406
		32,043,295

CONSUMER STAPLES — 5.4%
Albertsons, Cl A	2,408	47,871
Altria Group	54,541	2,532,339
Archer-Daniels-Midland	3,138	249,785
BJ's Wholesale Club Holdings *	2,157	154,873
Brown-Forman, Cl A	359	23,306
Brown-Forman, Cl B	1,246	80,828
Bunge	1,742	166,361
Campbell Soup	47,078	2,472,537
Casey's General Stores	1,292	268,671
Celsius Holdings *	347	31,508
Church & Dwight	2,027	169,822
Clorox	280	43,523
Coca-Cola	18,080	1,075,941
Colgate-Palmolive	4,095	300,163
Conagra Brands	20,712	754,124
Constellation Brands, Cl A	769	172,025
Costco Wholesale	2,201	1,065,680
Coty, Cl A *	5,045	57,009
Darling Ingredients *	2,067	130,779
Estee Lauder, Cl A	2,132	518,183
Flowers Foods	33,235	926,592
General Mills	19,873	1,580,102

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Hershey	969	$230,932
Hormel Foods	3,234	143,525
J M Smucker	8,570	1,267,417
Kellogg	19,628	1,294,270
Keurig Dr Pepper	3,589	124,000
Kimberly-Clark	637	79,657
Kraft Heinz	32,149	1,251,882
Kroger	16,235	700,378
Lamb Weston Holdings	2,341	235,598
McCormick	1,686	125,469
Molson Coors Beverage, Cl B	737	39,201
Mondelez International, Cl A	11,963	779,748
Monster Beverage *	1,412	143,685
PepsiCo	10,086	1,750,224
Performance Food Group *	1,180	66,776
Philip Morris International	10,888	1,059,402
Post Holdings *	16,769	1,508,539
Procter & Gamble	11,235	1,545,487
Sysco	3,290	245,335
Tyson Foods, Cl A	3,016	178,668
US Foods Holding *	1,428	53,593
Walgreens Boots Alliance	8,151	289,605
Walmart	16,334	2,321,551
		28,256,964

ENERGY — 6.4%
Antero Resources *	11,633	304,785
APA	12,477	478,867
Baker Hughes, Cl A	9,283	284,060
Cheniere Energy	1,815	285,572
Chesapeake Energy	5,124	414,071
Chevron	30,370	4,882,585
ConocoPhillips	25,809	2,667,360
Coterra Energy	32,791	818,791
Devon Energy	31,694	1,708,940
Diamondback Energy	5,824	818,738
EOG Resources	10,721	1,211,687
EQT	5,317	176,418
Exxon Mobil	64,614	7,101,725
Halliburton	11,488	416,210

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Hess	5,209	$701,652
HF Sinclair	10,786	536,280
Kinder Morgan	12,238	208,780
Marathon Oil	74,635	1,877,070
Marathon Petroleum	12,457	1,539,685
Matador Resources	643	34,587
NOV	1,776	38,859
Occidental Petroleum	19,488	1,141,217
ONEOK	6,358	416,131
Ovintiv	3,729	159,489
Phillips 66	7,378	756,688
Pioneer Natural Resources	3,694	740,315
Schlumberger	32,599	1,734,593
Targa Resources	3,556	263,500
Texas Pacific Land	64	113,932
Valero Energy	9,101	1,198,875
Vitesse Energy	142	2,468
Williams	6,566	197,637
		33,231,567

FINANCIALS — 8.4%
Aflac	7,042	479,912
Allstate	5,696	733,531
Ally Financial	5,697	171,195
American Express	4,955	862,120
American Financial Group	1,501	201,299
American International Group	5,266	321,805
Ameriprise Financial	4,343	1,489,084
Aon, Cl A	2,189	665,565
Apollo Global Management	2,331	165,268
Arch Capital Group *	7,301	511,070
Ares Management, Cl A	1,108	89,338
Arthur J Gallagher	1,311	245,616
Assurant	1,928	245,608
Assured Guaranty	9,721	606,688
Bank of America	34,239	1,174,398
Bank of New York Mellon	6,027	306,654
Bank OZK	3,480	160,184
Berkshire Hathaway, Cl B *	8,577	2,617,529
BlackRock, Cl A	553	381,255

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Blackstone, Cl A	3,114	$282,751
Brown & Brown	4,375	245,306
Capital One Financial	3,001	327,349
Carlyle Group	2,843	97,799
Cboe Global Markets	1,155	145,726
Charles Schwab	6,282	489,493
Chubb	6,350	1,339,977
Cincinnati Financial	1,700	205,190
Citigroup	9,203	466,500
Citizens Financial Group	4,500	187,920
CME Group, Cl A	1,526	282,859
CNA Financial	896	39,227
Comerica	1,667	116,857
Commerce Bancshares	2,653	175,496
Cullen	300	39,546
Discover Financial Services	4,201	470,512
East West Bancorp	16,434	1,252,435
Equitable Holdings	8,532	268,075
Erie Indemnity, Cl A	557	131,112
Everest Re Group	3,165	1,215,265
F&G Annuities & Life	412	8,392
FactSet Research Systems	625	259,094
Fidelity National Financial	10,150	404,579
Fifth Third Bancorp	6,198	224,987
First American Financial	1,494	84,829
First Citizens BancShares, Cl A	239	175,369
First Horizon	2,717	67,300
First Republic Bank	1,491	183,408
Franklin Resources	3,098	91,298
Globe Life	1,266	154,060
Goldman Sachs Group	1,605	564,398
Hanover Insurance Group	746	104,052
Hartford Financial Services Group	3,671	287,366
Huntington Bancshares	13,524	207,188
Interactive Brokers Group, Cl A	500	43,055
Intercontinental Exchange	1,852	188,534
Invesco	2,348	41,466
Jefferies Financial Group	3,109	117,489
JPMorgan Chase	15,027	2,154,120
KeyCorp	10,707	195,831
KKR	2,812	158,456

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Loews	2,777	$169,647
LPL Financial Holdings	893	222,857
M&T Bank	1,264	196,287
Markel *	120	159,583
MarketAxess Holdings	273	93,216
Marsh & McLennan	2,942	477,016
MetLife	8,424	604,254
Moody's	923	267,808
Morgan Stanley	22,346	2,156,389
Morningstar	512	106,153
MSCI, Cl A	498	260,031
Nasdaq	8,031	450,218
Northern Trust	2,133	203,211
Old Republic International	1,826	48,152
PNC Financial Services Group	1,806	285,204
Principal Financial Group	2,833	253,723
Progressive	5,413	776,874
Prudential Financial	3,417	341,700
Raymond James Financial	2,739	297,072
Regions Financial	54,159	1,262,988
Reinsurance Group of America, Cl A	2,941	424,886
RenaissanceRe Holdings	2,571	552,508
Robinhood Markets, Cl A *	7,751	78,053
S&P Global	1,257	428,888
SEI Investments	2,552	153,758
Signature Bank NY	430	49,472
State Street	3,066	271,893
SVB Financial Group *	556	160,189
Synchrony Financial	5,791	206,797
T Rowe Price Group	2,853	320,335
Tradeweb Markets, Cl A	940	66,637
Travelers	7,645	1,415,242
Truist Financial	5,733	269,164
Unum Group	46,109	2,054,156
US Bancorp	7,900	377,067
Webster Financial	2,566	136,306
Wells Fargo	19,284	901,913
Western Alliance Bancorp	9,059	672,540
Willis Towers Watson	967	226,626
WR Berkley	18,005	1,191,751

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Zions Bancorp	2,333	$118,097
		43,631,446

HEALTH CARE — 10.5%
Abbott Laboratories	6,781	689,763
AbbVie	25,652	3,947,843
Agilent Technologies	2,087	296,291
agilon health *	2,031	43,078
Alnylam Pharmaceuticals *	673	128,846
AmerisourceBergen, Cl A	9,184	1,428,663
Amgen	7,400	1,714,284
Avantor *	4,274	104,157
Baxter International	892	35,635
Becton Dickinson	973	228,217
Biogen *	2,203	594,502
BioMarin Pharmaceutical *	1,333	132,753
Bio-Rad Laboratories, Cl A *	376	179,668
Bio-Techne	1,597	116,006
Boston Scientific *	4,427	206,829
Bristol-Myers Squibb	47,537	3,278,152
Bruker	1,269	87,460
Cardinal Health	23,574	1,784,788
Catalent *	1,113	75,929
Centene *	3,902	266,897
Charles River Laboratories International *	645	141,474
Chemed	93	48,507
Cigna Group	3,600	1,051,560
Cooper	384	125,557
CVS Health	9,497	793,379
Danaher	5,558	1,375,772
DaVita *	2,294	188,704
DexCom *	1,310	145,423
Edwards Lifesciences *	1,683	135,381
Elevance Health	2,821	1,324,939
Eli Lilly	11,084	3,449,562
Exact Sciences *	561	34,967
GE HealthCare Technologies *	1,355	103,005
Gilead Sciences	23,040	1,855,411
HCA Healthcare	4,997	1,216,520
Henry Schein *	2,209	172,987

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Hologic *	3,662	$291,642
Horizon Therapeutics *	1,876	205,403
Humana	4,320	2,138,486
IDEXX Laboratories *	883	417,871
Incyte *	1,459	112,314
Insulet *	201	55,548
Intuitive Surgical *	816	187,182
IQVIA Holdings *	1,590	331,467
Jazz Pharmaceuticals *	876	122,990
Johnson & Johnson	13,587	2,082,344
Laboratory Corp of America Holdings	1,179	282,205
McKesson	5,170	1,808,518
Medtronic	4,986	412,841
Merck	50,847	5,401,985
Mettler-Toledo International *	275	394,270
Moderna *	4,091	567,872
Molina Healthcare *	2,627	723,292
Neogen *	2,430	42,987
Neurocrine Biosciences *	980	101,038
Novocure *	472	36,330
Organon	1,389	34,017
PerkinElmer	1,253	156,086
Pfizer	29,343	1,190,445
Quest Diagnostics	3,134	433,620
Regeneron Pharmaceuticals *	627	476,783
Repligen *	508	88,580
ResMed	1,703	362,739
Royalty Pharma, Cl A	2,289	82,061
Seagen *	699	125,603
Shockwave Medical *	137	26,063
STERIS	725	136,322
Stryker	1,096	288,116
Teleflex	95	22,632
Thermo Fisher Scientific	2,241	1,214,084
United Therapeutics *	5,075	1,248,653
UnitedHealth Group	8,305	3,952,682
Universal Health Services, Cl B	1,352	180,587
Veeva Systems, Cl A *	939	155,555
Vertex Pharmaceuticals *	1,412	409,889
Waters *	629	195,550
West Pharmaceutical Services	357	113,180

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Zimmer Biomet Holdings	1,802	$223,214
Zoetis, Cl A	4,192	700,064
		55,036,019

INDUSTRIALS — 8.3%
3M	3,784	407,688
A O Smith	2,094	137,429
Advanced Drainage Systems	211	18,722
AECOM	3,086	266,507
AGCO	3,452	486,076
Air Lease, Cl A	1,766	76,432
Allegion	1,516	170,868
American Airlines Group *	10,957	175,093
AMETEK	2,718	384,760
Avis Budget Group *	252	55,354
Axon Enterprise *	153	30,647
Boeing *	2,431	489,968
Booz Allen Hamilton Holding, Cl A	5,840	553,223
Builders FirstSource *	12,576	1,066,193
Carlisle	1,424	367,705
Carrier Global	8,783	395,498
Caterpillar	2,913	697,809
CH Robinson Worldwide	546	54,578
Cintas	1,601	701,990
Copart *	8,618	607,224
CoStar Group *	2,280	161,105
CSX	18,285	557,510
Cummins	4,666	1,134,211
Deere	2,423	1,015,819
Delta Air Lines *	6,402	245,453
Dover	5,664	849,034
Eaton	7,093	1,240,779
Emerson Electric	4,893	404,700
Equifax	822	166,480
Expeditors International of Washington	3,414	356,968
Fastenal	13,458	693,894
FedEx	1,424	289,385
Fortive	2,477	165,117
Fortune Brands Innovations	644	39,896
FTI Consulting *	854	156,888

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Generac Holdings *	122	$14,641
General Dynamics	1,226	279,418
General Electric	4,066	344,403
Graco	2,579	179,344
HEICO	933	154,477
HEICO, Cl A	711	92,537
Honeywell International	2,962	567,164
Howmet Aerospace	8,692	366,629
Hubbell, Cl B	2,808	706,324
Huntington Ingalls Industries	3,494	751,909
IDEX	1,364	306,873
Illinois Tool Works	1,870	436,009
Ingersoll Rand	8,696	504,977
ITT	3,419	310,753
Jacobs Solutions	4,060	485,170
JB Hunt Transport Services	2,083	376,586
Johnson Controls International	6,565	411,757
Knight-Swift Transportation Holdings, Cl A	943	53,600
L3Harris Technologies	984	207,811
Landstar System	1,983	358,507
Leidos Holdings	1,976	191,810
Lennox International	518	132,002
Lincoln Electric Holdings	194	32,578
Lockheed Martin	5,547	2,630,720
Masco	2,793	146,437
Masterbrand *	644	6,273
Middleby *	240	37,318
Nordson	1,091	239,627
Norfolk Southern	2,433	546,987
Northrop Grumman	2,750	1,276,303
Old Dominion Freight Line	3,488	1,183,339
Otis Worldwide	2,931	248,021
Owens Corning	3,971	388,324
PACCAR	5,781	417,388
Parker-Hannifin	3,277	1,153,012
Pentair	2,567	143,598
Plug Power *	2,429	36,119
Quanta Services	6,611	1,067,015
Raytheon Technologies	6,888	675,644
Regal Beloit	3,694	582,322
Republic Services, Cl A	2,432	313,558

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Robert Half International	1,003	$80,862
Rockwell Automation	1,009	297,584
Rollins	3,031	106,691
Snap-on	1,903	473,238
Southwest Airlines	6,046	203,025
Stanley Black & Decker	1,173	100,421
Tetra Tech	304	41,615
Textron	2,354	170,736
Timken	1,532	130,909
Toro	1,660	183,330
Trane Technologies	5,971	1,104,456
TransDigm Group *	367	273,000
TransUnion	1,838	120,260
Uber Technologies *	1,759	58,504
U-Haul Holding *	274	17,594
U-Haul Holding, Cl B	2,466	137,184
Union Pacific	5,383	1,115,788
United Airlines Holdings *	3,592	186,640
United Parcel Service, Cl B	5,283	964,095
United Rentals	4,229	1,981,413
Verisk Analytics, Cl A	2,096	358,647
Waste Management	2,177	326,028
Watsco	933	284,294
Westinghouse Air Brake Technologies	1,985	207,095
WillScot Mobile Mini Holdings *	2,899	149,009
WW Grainger	1,402	937,139
XPO Logistics *	2,390	79,730
Xylem	3,101	318,318
		43,385,892

INFORMATION TECHNOLOGY — 12.1%
Accenture, Cl A	6,813	1,809,192
Adobe *	1,450	469,727
Advanced Micro Devices *	6,860	539,059
Akamai Technologies *	2,595	188,397
Amdocs	9,339	855,546
Amphenol, Cl A	5,271	408,608
Analog Devices	1,887	346,208
ANSYS *	498	151,198
Apple	89,782	13,234,765

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Applied Materials	6,008	$697,829
Arista Networks *	2,471	342,728
Arrow Electronics *	2,061	243,177
Aspen Technology *	407	86,288
Atlassian, Cl A *	245	40,261
Autodesk *	948	188,358
Automatic Data Processing	2,924	642,754
BILL Holdings *	387	32,752
Black Knight *	530	31,588
Block, Cl A *	1,401	107,499
Broadcom	3,217	1,911,831
Broadridge Financial Solutions	2,422	340,969
Cadence Design Systems *	3,228	622,810
CDW	4,332	876,883
Ceridian HCM Holding *	1,677	122,304
Ciena *	429	20,686
Cisco Systems	21,543	1,043,112
Cognizant Technology Solutions, Cl A	4,719	295,551
Corning	6,629	225,055
Crowdstrike Holdings, Cl A *	183	22,086
Datadog, Cl A *	214	16,375
Dell Technologies, Cl C	1,924	78,191
Dropbox, Cl A *	4,271	87,128
Dynatrace *	2,582	109,812
Enphase Energy *	893	188,003
Entegris	1,557	132,703
EPAM Systems *	1,035	318,418
F5 *	554	79,211
Fair Isaac *	607	411,176
Fidelity National Information Services	2,170	137,513
First Solar *	1,335	225,802
Fiserv *	2,422	278,748
FleetCor Technologies *	1,056	226,818
Flex *	3,296	75,017
Fortinet *	8,271	491,628
Gartner *	1,190	390,094
Gen Digital	10,521	205,265
Genpact	1,489	71,070
Global Payments	768	86,170
Globant *	400	66,032
GoDaddy, Cl A *	974	73,742

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Hewlett Packard Enterprise	13,622	$212,640
HP	9,296	274,418
HubSpot *	117	45,263
Intel	8,102	201,983
International Business Machines	8,150	1,053,795
Intuit	750	305,385
Jabil	2,317	192,381
Jack Henry & Associates	664	109,055
Juniper Networks	1,789	55,065
Keysight Technologies *	5,333	853,067
KLA	3,019	1,145,348
Lam Research	2,639	1,282,580
Manhattan Associates *	800	115,000
Marvell Technology	4,925	222,364
Mastercard, Cl A	4,779	1,697,931
Microchip Technology	4,354	352,805
Micron Technology	7,726	446,717
Microsoft	46,891	11,695,553
MongoDB, Cl A *	114	23,885
Monolithic Power Systems	232	112,355
Motorola Solutions	1,813	476,474
NetApp	1,536	99,149
NVIDIA	5,854	1,359,065
NXP Semiconductors	1,309	233,630
Okta, Cl A *	302	21,530
ON Semiconductor *	6,356	492,018
Oracle	7,002	611,975
Palantir Technologies, Cl A *	6,790	53,234
Palo Alto Networks *	558	105,110
Paychex	1,698	187,459
Paycom Software *	453	130,944
Paylocity Holding *	364	70,110
PayPal Holdings *	1,821	134,026
PTC *	1,123	140,746
Qorvo *	566	57,104
QUALCOMM	9,810	1,211,829
Roper Technologies	445	191,439
Salesforce *	2,215	362,396
Seagate Technology Holdings	4,495	290,197
ServiceNow *	215	92,917
Snowflake, Cl A *	322	49,710

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
SolarEdge Technologies *	411	$130,665
SS&C Technologies Holdings	2,241	131,547
Synopsys *	2,033	739,524
TD SYNNEX	3,864	372,953
Teledyne Technologies *	1,397	600,808
Teradyne	4,998	505,498
Texas Instruments	7,238	1,240,955
Trimble *	2,367	123,226
Tyler Technologies *	233	74,851
Ubiquiti	1,157	310,423
VeriSign *	777	152,937
Visa, Cl A	7,633	1,678,802
VMware, Cl A *	814	89,646
Western Digital *	3,634	139,836
Wolfspeed *	1,341	99,207
Zebra Technologies, Cl A *	712	213,778
Zscaler *	223	29,246
		63,048,691

MATERIALS — 2.5%
Air Products & Chemicals	312	89,226
Albemarle	3,508	892,120
Alcoa	2,159	105,661
Amcor	13,649	152,050
AptarGroup	607	70,849
Avery Dennison	1,415	257,799
Ball	300	16,863
Berry Global Group	600	37,260
Celanese, Cl A	1,553	180,505
CF Industries Holdings	3,123	268,234
Chemours	10,730	366,751
Cleveland-Cliffs *	12,368	263,809
Corteva	4,158	259,002
Crown Holdings	3,489	301,833
Dow	10,340	591,448
DuPont de Nemours	3,291	240,342
Eastman Chemical	2,034	173,297
Ecolab	1,007	160,486
Element Solutions	4,689	96,312
FMC	1,130	145,940

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Freeport-McMoRan	16,365	$670,474
Graphic Packaging Holding	5,617	133,685
International Flavors & Fragrances	2,108	196,466
International Paper	5,853	212,991
LyondellBasell Industries, Cl A	6,571	630,750
Martin Marietta Materials	531	191,091
Mosaic	7,976	424,243
Newmont	3,289	143,433
Nucor	7,329	1,227,168
Olin	9,158	528,875
Packaging Corp of America	3,028	413,988
PPG Industries	2,282	301,361
Reliance Steel & Aluminum	3,598	891,728
RPM International	3,968	351,684
Sealed Air	854	41,521
Sherwin-Williams	1,439	318,523
Steel Dynamics	8,184	1,032,084
Vulcan Materials	1,187	214,740
Westlake	1,500	178,710
Westrock	4,381	137,563
		12,910,865

REAL ESTATE — 0.1%
CBRE Group, Cl A *	6,825	581,080
Jones Lang LaSalle *	313	54,606
Zillow Group, Cl C *	1,300	54,600
		690,286

UTILITIES — 1.3%
AES	5,821	143,662
Alliant Energy	1,852	94,952
Ameren	1,670	138,126
American Electric Power	2,485	218,606
American Water Works	1,226	172,106
Atmos Energy	3,484	393,030
Avangrid	659	25,721
CenterPoint Energy	5,209	144,914
CMS Energy	1,938	114,284
Consolidated Edison	2,264	202,288
Constellation Energy	2,197	164,533

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Dominion Energy	3,249	$180,709
DTE Energy	1,300	142,623
Duke Energy	2,844	268,076
Edison International	1,730	114,543
Entergy	1,355	139,389
Essential Utilities	3,319	141,987
Evergy	1,983	116,620
Eversource Energy	2,319	174,760
Exelon	7,674	309,953
FirstEnergy	3,669	145,072
NextEra Energy	10,148	720,812
NiSource	5,185	142,225
NRG Energy	5,389	176,705
PG&E *	11,383	177,803
Pinnacle West Capital	2,395	176,464
PPL	5,203	140,845
Public Service Enterprise Group	3,423	206,852
Sempra Energy	1,958	293,622
Southern	4,088	257,789
UGI	1,967	73,231
Vistra	9,173	201,714
WEC Energy Group	1,273	112,864
Xcel Energy	6,159	397,687
		6,624,567

		334,873,389
Total Common Stock
(Cost $257,802,403)		336,024,089
REGISTERED INVESTMENT COMPANIES — 34.2%

EQUITY FUNDS — 34.2%
AQR Large Cap Defensive Style Fund, Cl R6	572,312	14,147,565
DFA Real Estate Securities Portfolio, Cl I	845,096	32,088,295
DFA US Small Cap Portfolio, Cl I	518,206	21,666,184
DFA US Small Cap Value Portfolio, Cl I	255,003	10,781,540
DFA US Targeted Value Portfolio, Cl I	1,231,213	36,443,890
iShares MSCI USA Min Vol Factor ETF	454,184	32,083,558
Vanguard Small Cap Value ETF	57,295	9,700,043
Vanguard U.S. Quality Factor ETF	68,307	7,520,601

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard U.S. Value Factor ETF	135,502	$14,246,680
Total Registered Investment Companies
(Cost $131,855,949)		178,678,356
RIGHTS — 0.0%
	Number of Rights
ABIOMED* (1)	362	—

(Cost $–)		—
SHORT-TERM INVESTMENT — 1.3%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.610% (A)
(Cost $7,038,234)	7,038,234	7,038,234
Total Investments — 99.9%
(Cost $396,696,586)		$521,740,679

A list of open total return swap agreements held by the Fund at February 28, 2023, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized (Depreciation)
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	03/10/2023	USD	$5,704,297	$(307,494)	$(307,494)

A list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
S&P 500 Index E-MINI	5	Mar-2023	$999,446	$993,875	$(5,571)

Percentages are based on Net Assets of $522,054,815.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

(A)	The rate reported is the 7-day effective yield as of February 28, 2023.

BPS— Basis Points
Cl — Class
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV— Net Asset Value
S&P— Standard & Poor's
SOFR — Secured Overnight Financing Rate
SPUSX — Symmetry Panoramic US Equity Fund
USD — U.S. Dollar
VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$336,024,089	$–	$–	$336,024,089
Registered Investment Companies	178,678,356	–	–	178,678,356
Short-Term Investment	7,038,234	–	–	7,038,234
Total Investments in Securities	$521,740,679	$–	$–	$521,740,679

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contract^
Unrealized Depreciation	$(5,571)	$–	$–	$(5,571)
Total Return Swap^
Unrealized Depreciation	–	(307,494)	–	(307,494)
Total Other Financial Instruments	$(5,571)	$(307,494)	$–	$(313,065)

^ Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments do not include futures and swaps.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.5%
	Shares	Value
EQUITY FUNDS — 66.5%
AQR International Defensive Style Fund, Cl R6	678,066	$8,855,536
Avantis Emerging Markets Equity ETF	284,000	14,606,120
Avantis International Equity ETF	91,878	5,165,381
Avantis International Small Cap Value ETF	114,505	6,705,413
DFA Emerging Markets Portfolio, Cl I	865,645	22,255,724
DFA Emerging Markets Small Cap Portfolio, Cl I	595,883	12,394,375
DFA Emerging Markets Targeted Value Portfolio, Cl I	243,392	2,448,526
DFA International High Relative Profitability Portfolio, Cl I	1,223,676	14,170,169
DFA International Real Estate Securities, Cl I	2,317,281	8,828,842
DFA International Small Cap Growth Portfolio, Cl I	141,917	2,023,740
DFA International Small Cap Value Portfolio, Cl I	746,592	14,939,308
DFA International Value Portfolio, Cl I	798,683	15,174,969
DFA Large Cap International Portfolio, Cl I	1,135,625	27,652,462
Dimensional Emerging Markets High Profitability	218,679	5,018,683
iShares MSCI EAFE Min Vol Factor ETF	147,848	9,571,680
iShares MSCI Emerging Markets Min Vol Factor ETF	199,745	10,542,541

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Schwab International Small Cap Equity ETF	74,825	$2,494,666
Total Registered Investment Companies
(Cost $161,041,160)		182,848,135
COMMON STOCK — 29.9%

AUSTRALIA — 1.7%
AngloGold Ashanti ADR	16,978	282,854
BHP Group	25,984	786,410
BlueScope Steel	2,357	30,157
Brambles	5,144	44,448
Coles Group	30,388	371,148
Commonwealth Bank of Australia	16,854	1,138,641
Fortescue Metals Group	31,010	444,372
Glencore	54,740	326,352
Mineral Resources	767	42,360
REA Group	1,089	89,674
Rio Tinto	2,891	198,393
Sonic Healthcare	956	20,681
Wesfarmers	1,889	61,151
Westpac Banking	948	14,335
Woodside Energy Group	26,795	649,245
Woolworths Group	4,135	102,554
		4,602,775

BRAZIL — 1.1%
Banco do Brasil	52,000	400,967
BB Seguridade Participacoes	70,400	459,880
Centrais Eletricas Brasileiras	22,500	146,850
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	20,217	201,159
CPFL Energia	28,000	161,086
Hypera *	12,100	96,168
Itau Unibanco Holding ADR *	112,327	540,293
Petro Rio *	16,300	106,385
Sendas Distribuidora	49,400	171,163
TIM *	25,000	58,734
Ultrapar Participacoes	5,900	14,909
Vale ADR, Cl B	34,332	560,985
WEG	8,000	59,578
Wheaton Precious Metals	1,709	71,203

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Yara International	1,419	$67,458
		3,116,818

CANADA — 2.5%
Agnico Eagle Mines	400	18,416
Alimentation Couche-Tard	3,543	166,205
BCE	527	23,316
Canadian Natural Resources	18,148	1,025,571
Canadian Pacific Railway	5,030	382,015
Canadian Tire, Cl A	1,258	156,814
Cenovus Energy	32,912	606,864
CGI, Cl A *	295	26,449
Constellation Software	28	48,144
Dollarama	803	46,385
Empire	1,696	44,982
Franco-Nevada	115	14,679
George Weston	3,333	417,572
Hydro One	1,413	36,669
Imperial Oil	9,081	449,159
Intact Financial	1,959	281,410
Loblaw	5,280	451,228
Lumine Group * (1)	84	860
Magna International	471	26,251
Manulife Financial	803	15,878
Metro, Cl A	4,031	209,364
National Bank of Canada	6,172	453,322
Nutrien	1,632	127,163
Ritchie Bros Auctioneers	1,530	93,605
Royal Bank of Canada	6,849	695,391
Saputo	1,402	37,544
Sun Life Financial	5,631	272,120
Suncor Energy	1,076	36,164
Teck Resources, Cl B	5,685	226,942
Tourmaline Oil	6,979	305,859
WSP Global	1,891	237,549
		6,933,890

CHILE — 0.1%
Antofagasta	7,299	137,687

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — 3.9%
3SBio	89,000	$88,256
Agricultural Bank of China, Cl A	35,800	15,114
Agricultural Bank of China, Cl H	1,071,000	371,313
Airtac International Group	1,046	36,513
Alibaba Group Holding *	10,200	112,113
Anhui Conch Cement, Cl A	4,300	19,014
Bank of Beijing, Cl A	31,100	19,404
Bank of China, Cl A	32,800	15,268
Bank of China, Cl H	2,432,000	891,941
Bank of Communications, Cl A	25,400	17,935
Bank of Communications, Cl H	42,000	24,833
Bank of Ningbo, Cl A	6,868	29,190
Bank of Shanghai, Cl A	15,700	13,529
Baoshan Iron & Steel, Cl A	58,500	55,463
Beijing Enterprises Holdings	6,000	19,654
BOE Technology Group, Cl A	110,400	66,257
Budweiser Brewing APAC	21,300	63,870
BYD, Cl A	1,200	44,964
BYD, Cl H	2,500	67,211
BYD Electronic International	14,000	40,823
C&D International Investment Group	30,000	96,906
China CITIC Bank, Cl H	381,000	176,273
China Coal Energy, Cl H	304,000	235,247
China Construction Bank, Cl H	946,000	578,269
China Everbright Bank, Cl A	35,600	15,287
China Galaxy Securities, Cl H	98,000	48,847
China Hongqiao Group	125,000	133,700
China Longyuan Power Group, Cl H	127,000	155,789
China Merchants Bank, Cl A	7,100	38,193
China Merchants Bank, Cl H	12,500	67,831
China Merchants Port Holdings	14,000	19,625
China Merchants Securities, Cl A	9,800	19,744
China Merchants Shekou Industrial Zone Holdings, Cl A	16,600	35,429
China Minsheng Banking, Cl A	28,800	14,151
China Oilfield Services, Cl H	94,000	100,307
China Overseas Land & Investment	61,000	151,432
China Pacific Insurance Group, Cl A	7,600	30,261
China Petroleum & Chemical, Cl A	93,900	63,000
China Petroleum & Chemical, Cl H	814,000	415,284
China Railway Group, Cl H	38,000	19,805
China Resources Beer Holdings	2,000	14,796

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Resources Land	36,000	$159,958
China Resources Pharmaceutical Group	206,500	169,841
China Resources Power Holdings	16,000	32,671
China Shenhua Energy, Cl H	191,500	576,009
China State Construction Engineering, Cl A	42,200	34,189
China State Construction International Holdings	52,000	59,221
China Tourism Group Duty Free, Cl A	1,900	54,126
China Traditional Chinese Medicine Holdings	72,000	37,358
China Vanke, Cl A	7,800	19,239
China Yangtze Power, Cl A	31,100	94,867
CITIC	133,000	146,747
CITIC Securities, Cl A	16,650	49,536
COSCO SHIPPING Holdings, Cl H	44,200	45,845
Dongyue Group	59,000	66,817
ENN Energy Holdings	1,600	22,777
Far East Horizon	117,000	103,495
Foshan Haitian Flavouring & Food, Cl A	3,260	38,630
Great Wall Motor, Cl H	82,500	109,482
Greentown China Holdings	15,000	20,510
Guotai Junan Securities, Cl A	17,100	35,203
Haier Smart Home, Cl A	10,242	38,849
Haier Smart Home, Cl H	31,800	112,543
Haitong Securities, Cl A	21,000	27,681
Hengan International Group	13,000	59,791
Huatai Securities, Cl A	13,000	23,601
Huaxia Bank, Cl A	24,900	18,730
Industrial & Commercial Bank of China, Cl A	19,500	12,082
Industrial & Commercial Bank of China, Cl H	1,503,000	749,940
Industrial Bank, Cl A	7,500	18,272
Inner Mongolia Yili Industrial Group, Cl A	7,400	32,496
Jiangsu Hengrui Pharmaceuticals, Cl A	6,404	40,144
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,300	31,791
Kweichow Moutai, Cl A	500	130,808
Li Ning	55,500	473,565
Luxshare Precision Industry, Cl A	12,169	52,378
Luzhou Laojiao, Cl A	1,900	68,323
Midea Group, Cl A	2,800	21,138
NARI Technology, Cl A	10,224	38,683
New China Life Insurance, Cl A	3,200	14,373
People's Insurance Group of China, Cl H	394,000	124,571
PetroChina, Cl A	60,600	45,586
PetroChina, Cl H	998,000	509,118

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
PICC Property & Casualty, Cl H	318,000	$279,316
Ping An Bank, Cl A	9,600	19,032
Ping An Insurance Group of China, Cl A	4,400	30,584
Poly Developments and Holdings Group, Cl A	15,100	32,844
Postal Savings Bank of China, Cl H	414,000	248,732
SAIC Motor, Cl A	9,100	19,706
Sany Heavy Industry, Cl A	16,600	44,807
Shandong Weigao Group Medical Polymer, Cl H	65,600	105,889
Shanghai Pudong Development Bank, Cl A	12,100	12,519
Shenwan Hongyuan Group, Cl A	35,300	21,446
Sinopharm Group, Cl H	37,600	100,705
Tingyi Cayman Islands Holding	12,000	19,387
Tongcheng Travel Holdings *	11,200	22,232
TravelSky Technology, Cl H	6,000	11,843
Tsingtao Brewery, Cl H	10,000	98,698
Uni-President China Holdings	48,000	42,085
Wuliangye Yibin, Cl A	2,200	64,658
Yankuang Energy Group, Cl H	98,000	295,601
Yuexiu Property	80,000	117,820
Zhongsheng Group Holdings	29,000	144,862
		10,696,591

DENMARK — 0.7%
AP Moller - Maersk, Cl B	91	211,971
Danske Bank *	7,431	172,572
DSV Panalpina	1,311	238,217
Novo Nordisk, Cl B	9,419	1,330,483
Vestas Wind Systems *	2,465	70,339
		2,023,582

FINLAND — 0.3%
Elisa	1,640	93,132
Neste	972	46,881
Nordea Bank Abp	40,019	507,130
Sampo, Cl A	540	26,287
Stora Enso, Cl R	1,971	27,866
UPM-Kymmene	1,778	64,428
		765,724

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY

FUND FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FRANCE — 0.7%
Air Liquide	1,166	$185,249
Capgemini	162	30,381
Dassault Aviation	360	61,888
Dassault Systemes	1,885	72,742
EssilorLuxottica	971	168,326
Hermes International	135	244,368
L'Oreal	162	64,034
LVMH Moet Hennessy Louis Vuitton	119	98,928
Sartorius Stedim Biotech	542	176,527
Teleperformance	127	32,967
Thales	1,345	188,036
TotalEnergies	10,400	641,722
		1,965,168

GERMANY — 0.8%
Bayerische Motoren Werke	577	59,526
Brenntag	1,896	142,813
Commerzbank	7,098	86,493
Deutsche Boerse	438	76,376
Deutsche Telekom	38,392	861,632
GEA Group	2,509	110,295
Hannover Rueck	1,046	203,131
Mercedes-Benz Group	1,420	108,832
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	969	333,798
Siemens	835	127,247
Siemens Energy *	2,099	42,060
		2,152,203

HONG KONG — 0.1%
Orient Overseas International	6,500	104,411
Techtronic Industries	6,000	59,756
Vinda International Holdings	25,000	68,858
Wharf Real Estate Investment	5,000	27,414
		260,439

HUNGARY — 0.1%
MOL Hungarian Oil & Gas	15,175	115,234

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDONESIA — 0.9%
Adaro Energy Indonesia	1,585,900	$310,714
Astra International	146,300	58,521
Bank Central Asia	706,900	405,435
Bank Mandiri Persero	585,500	383,824
Bank Negara Indonesia Persero	468,700	269,562
Bank Rakyat Indonesia Persero	1,324,000	405,231
Indah Kiat Pulp & Paper	79,300	41,194
Indofood Sukses Makmur	209,300	88,860
Semen Indonesia Persero	90,400	42,819
Sumber Alfaria Trijaya	1,232,700	234,425
Telkom Indonesia Persero	134,300	34,211
United Tractors	114,800	209,975
Vale Indonesia *	173,400	77,565
		2,562,336

ITALY — 0.1%
Ferrari	455	118,469
Prysmian	4,988	191,763
UniCredit	976	19,967
		330,199

JAPAN — 6.1%
Advantest	3,200	253,660
Ajinomoto	10,100	298,022
Astellas Pharma	1,100	15,447
Bandai Namco Holdings	2,700	166,836
Bridgestone	2,700	103,296
Chiba Bank	60,100	440,048
Chugai Pharmaceutical	5,700	141,802
Daiichi Sankyo	8,600	270,869
Daikin Industries	1,200	205,194
Daito Trust Construction	500	47,099
Denso	1,500	79,753
Disco	300	94,069
ENEOS Holdings	144,200	495,742
Fuji Electric	600	23,166
FUJIFILM Holdings	3,700	172,612
Fujitsu	1,800	231,171
Hamamatsu Photonics	700	34,349
Hitachi	1,800	91,112
Hoya	3,800	376,210

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Idemitsu Kosan	1,100	$24,345
Inpex	13,900	145,733
Isuzu Motors	10,400	124,368
ITOCHU	12,100	361,677
Japan Post Bank	51,300	443,167
Japan Post Holdings	26,300	233,786
Japan Post Insurance	2,600	45,142
Japan Tobacco	28,300	575,492
JSR	3,000	68,159
KDDI	2,700	78,996
Kurita Water Industries	1,600	72,288
Marubeni	14,700	187,661
Mitsubishi	500	16,986
Mitsubishi HC Capital	106,300	554,945
Mitsubishi UFJ Financial Group	44,800	317,609
Mitsui	6,100	171,202
Mizuho Financial Group	67,700	1,055,261
NGK Insulators	3,400	45,131
Nintendo	3,000	112,311
NIPPON EXPRESS HOLDINGS INC	700	39,050
Nippon Sanso Holdings	2,500	44,570
Nippon Steel	21,900	489,416
Nippon Telegraph & Telephone	25,600	741,807
Nippon Yusen	25,800	670,619
Nissin Foods Holdings	2,400	199,873
Nitto Denko	800	48,164
Nomura Real Estate Holdings	14,600	325,499
Nomura Research Institute	3,800	84,899
Obayashi	17,900	132,407
Olympus	1,700	28,638
Oriental Land	200	31,937
ORIX	15,600	279,599
Osaka Gas	9,300	151,063
Otsuka Holdings	2,900	87,858
Pan Pacific International Holdings	2,200	40,213
Panasonic Holdings	7,900	68,983
Renesas Electronics *	9,400	121,424
Resona Holdings	30,600	168,541
Rohm	300	23,104
Sekisui Chemical	1,200	16,087
Sekisui House	3,300	62,480
Seven & i Holdings	5,400	241,417

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
SG Holdings	1,400	$20,186
Shimadzu	600	17,327
Shin-Etsu Chemical	1,900	263,399
Shizuoka Financial Group	6,500	51,938
Sompo Holdings	1,100	47,224
Sony	4,500	376,274
Sumitomo Electric Industries	20,000	246,119
Sumitomo Mitsui Financial Group	6,100	266,411
Sumitomo Mitsui Trust Holdings	15,000	555,750
Taisei	7,100	231,483
Takeda Pharmaceutical	17,200	530,178
TDK	3,300	110,489
Tokio Marine Holdings	16,800	356,675
Tokyo Electric Power Holdings *	28,800	95,423
Tokyo Electron	1,300	446,033
Tokyo Gas	14,600	281,597
Toyota Motor	10,000	136,296
Unicharm	600	22,207
Yakult Honsha	4,300	293,114
		16,620,487

MALAYSIA — 0.3%
AMMB Holdings	30,200	26,979
CIMB Group Holdings	218,600	273,279
IHH Healthcare	48,100	62,055
Malayan Banking	88,100	172,756
Petronas Chemicals Group	6,000	9,571
Petronas Gas	19,000	70,528
RHB Bank	43,500	55,057
Sime Darby Plantation	12,600	11,881
Telekom Malaysia	93,100	104,354
		786,460

MEXICO — 0.9%
America Movil ADR, Cl L	8,887	182,895
Arca Continental	40,700	344,726
Banco del Bajio	3,700	14,138
Coca-Cola Femsa ADR	1,429	102,902
Fibra Uno Administracion ‡	81,700	116,545
Grupo Aeroportuario del Pacifico, Cl B	4,600	87,263
Grupo Aeroportuario del Sureste ADR	1,606	459,605

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Grupo Bimbo, Ser A	61,400	$292,729
Grupo Carso	24,400	116,969
Grupo Financiero Banorte, Cl O	12,100	102,426
Grupo Financiero Inbursa, Cl O *	94,500	197,507
Grupo Mexico	24,500	110,191
Promotora y Operadora de Infraestructura	11,580	112,949
Wal-Mart de Mexico	41,600	163,931
		2,404,776

NETHERLANDS — 1.4%
ASML Holding	1,776	1,094,647
JDE Peet's	3,947	116,188
Koninklijke Ahold Delhaize	24,891	790,335
NN Group	2,945	119,203
Shell	52,806	1,599,406
Wolters Kluwer	1,641	189,974
		3,909,753

NORWAY — 0.2%
Aker BP	605	16,239
DNB Bank	14,365	286,657
Equinor	790	24,184
Norsk Hydro	45,417	330,580
		657,660

PERU — 0.2%
Credicorp	972	123,852
Southern Copper	4,169	307,214
		431,066

PHILIPPINES — 0.0%
Globe Telecom	263	8,427
Metropolitan Bank & Trust	17,500	18,383
		26,810

POLAND — 0.0%
Dino Polska *	283	23,626

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
PORTUGAL — 0.0%
Jeronimo Martins SGPS	830	$17,036

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.3%
City Developments	2,600	14,873
DBS Group Holdings	14,100	357,733
Keppel	19,400	78,780
Sembcorp Marine *	370,540	34,871
Singapore Telecommunications	33,500	58,855
STMicroelectronics	2,589	124,017
United Overseas Bank	8,400	186,191
Venture	1,400	17,829
		873,149

SOUTH AFRICA — 0.6%
Absa Group	27,154	293,171
Anglo American	9,271	320,357
Anglo American Platinum	2,419	133,762
Aspen Pharmacare Holdings	1,529	11,807
Clicks Group	1,125	16,389
Exxaro Resources	8,521	93,265
FirstRand	6,672	23,797
Impala Platinum Holdings	5,160	48,178
Kumba Iron Ore	409	10,666
MTN Group	5,820	45,859
Sasol	3,053	44,768
Shoprite Holdings	2,080	25,187
Sibanye Stillwater	68,981	139,277
Standard Bank Group	28,562	285,306
Vodacom Group	10,733	73,968
Woolworths Holdings	40,542	169,995
		1,735,752

SOUTH KOREA — 0.8%
BGF retail	167	22,841
DB Insurance	1,519	88,397
GS Holdings	4,344	133,514
Hana Financial Group	2,743	94,078

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
HD Hyundai	2,404	$107,967
Industrial Bank of Korea	34,605	271,359
Kakao	620	29,185
KB Financial Group	4,476	173,351
Kia	5,045	286,708
Korea Zinc	321	141,736
KT&G	6,069	407,254
Kumho Petrochemical	747	88,823
LG Innotek	754	157,552
Samsung Electronics	819	37,473
Samsung Engineering *	1,742	34,539
Samsung Securities	1,142	28,901
Shinhan Financial Group	1,771	52,006
Woori Financial Group	9,860	90,899
		2,246,583

SPAIN — 0.6%
CaixaBank	110,550	474,686
Iberdrola	24,820	284,522
Red Electrica	10,007	166,002
Repsol	52,271	826,656
		1,751,866

SWEDEN — 0.5%
Alfa Laval	4,917	161,734
Atlas Copco, Cl A	32,712	388,364
Epiroc, Cl A	4,036	77,563
Investor, Cl B	11,172	215,803
Nibe Industrier, Cl B	25,240	260,975
Skandinaviska Enskilda Banken, Cl A	15,848	198,282
Svenska Handelsbanken, Cl A	7,366	78,131
Swedish Orphan Biovitrum *	1,029	23,705
		1,404,557

SWITZERLAND — 1.0%
Chocoladefabriken Lindt & Spruengli	7	76,690
Cie Financiere Richemont, Cl A	233	35,206
Holcim Ltd	261	16,110
Kuehne + Nagel International	1,107	283,433
Lonza Group	195	116,150

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Novartis	10,594	$891,592
Partners Group Holding	42	39,771
Sika	797	223,499
Sonova Holding	199	48,941
Straumann Holding	190	25,189
Swiss Life Holding	127	76,423
UBS Group	4,043	87,876
Zurich Insurance Group	1,503	712,953
		2,633,833

TAIWAN — 1.4%
Accton Technology	15,000	137,373
Acer	39,000	32,340
Advantech	4,898	56,817
ASE Technology Holding	20,000	68,869
Asia Cement	58,000	85,036
Chailease Holding	26,496	194,208
Compal Electronics	18,000	14,236
CTBC Financial Holding	75,000	55,683
Delta Electronics	8,000	74,846
E.Sun Financial Holding	250,953	204,810
Eva Airways	13,000	12,040
Evergreen Marine Taiwan	14,600	74,609
Fubon Financial Holding	60,041	117,405
Hon Hai Precision Industry	81,000	267,948
Inventec	15,000	13,031
Lite-On Technology	70,000	159,287
Mega Financial Holding	55,350	60,382
Micro-Star International	29,000	129,371
Novatek Microelectronics	25,000	330,390
Quanta Computer	4,000	10,470
Realtek Semiconductor	21,000	258,887
SinoPac Financial Holdings	51,200	28,663
Synnex Technology International	54,000	110,182
Taishin Financial Holding	199,813	107,310
Taiwan Cooperative Financial Holding	147,225	128,070
Taiwan Semiconductor Manufacturing ADR	2,828	246,234
United Microelectronics	310,000	504,899
Yuanta Financial Holding	183,175	136,200

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Zhen Ding Technology Holding	36,000	$131,785
		3,751,381

THAILAND — 0.6%
Advanced Info Service NVDR	20,700	118,286
Bangkok Dusit Medical Services NVDR	183,900	145,666
Bumrungrad Hospital NVDR	23,400	139,675
Central Pattana NVDR	32,200	63,975
Central Retail NVDR	25,000	31,633
Delta Electronics Thailand NVDR	6,900	177,896
Kasikornbank NVDR	38,900	150,757
Krung Thai Bank NVDR	496,900	243,211
Land & Houses NVDR	477,700	132,452
PTT Exploration & Production NVDR	99,400	420,705
Thai Oil NVDR	6,200	8,842
		1,633,098

TURKEY — 0.4%
Akbank	104,500	96,629
BIM Birlesik Magazalar	9,135	65,884
Ford Otomotiv Sanayi	3,372	98,363
Haci Omer Sabanci Holding	171,711	396,186
KOC Holding	5,944	24,347
Turk Hava Yollari AO *	20,289	154,159
Turkiye Is Bankasi, Cl C	223,514	134,139
Turkiye Petrol Rafinerileri	5,560	174,350
Turkiye Sise ve Cam Fabrikalari	12,731	31,853
		1,175,910

UNITED KINGDOM — 1.1%
Ashtead Group	6,149	406,875
AstraZeneca	170	22,147
Auto Trader Group	3,155	22,565
BAE Systems	17,152	185,245
BP	142,906	939,110
Croda International	450	35,488
Experian	5,803	195,643
HSBC Holdings	76,185	583,580
Imperial Brands	5,212	125,564
JD Sports Fashion	74,755	162,754

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Legal & General Group	75,485	$232,350
Next	430	35,372
Pearson	7,453	82,442
Spirax-Sarco Engineering	369	51,823
SSE	1,149	24,047
United Utilities Group	2,190	26,741
		3,131,746

UNITED STATES — 0.4%
CONSUMER STAPLES — 0.0%
JBS	15,200	55,482

ENERGY — 0.1%
Tenaris	11,856	195,056

HEALTH CARE — 0.0%
CSL	288	57,303

INDUSTRIALS — 0.3%
Schneider Electric	4,005	642,629

		950,470
ZAMBIA — 0.1%
First Quantum Minerals	7,784	170,056

Total Common Stock
(Cost $62,669,872)		81,998,721
PREFERRED STOCK — 0.4%

BRAZIL — 0.4%
Cia Energetica de Minas Gerais(2)	78,349	156,984
Gerdau(2)	15,700	85,735
Itausa SA*(2)	40,600	63,822
Petroleo Brasileiro(2)	163,600	798,712

Total Preferred Stock
(Cost $1,072,867)		1,105,253

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

RIGHTS — 0.0%
	Number of Rights	Value
SinoPac Financial Holdings	2,696	$194
(Cost $–)		194
SHORT-TERM INVESTMENT — 2.9%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.610% (A)
(Cost $8,060,203)	8,060,203	8,060,203
Total Investments — 99.7%
(Cost $232,844,102)		$274,012,506

A list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	9	Mar-2023	$907,892	$919,800	$11,908
MSCI Emerging Markets	4	Mar-2023	202,850	192,560	(10,290)
SGX Nifty 50	138	Mar-2023	4,981,365	4,802,124	(179,241)
			$6,092,107	$5,914,484	$(177,623)

A list of open total return swap agreements held by the Fund at February 28, 2023, is as follows:

Counterparty		Reference Entity/ Obligation		Fund Pays	Fund Receives		Payment Frequency		Termination Date	Currency	Notional Amount	Value	Net Unrealized (Depreciation)
ReFlow	SPILX NAV		SOFR +35 BPS		SPILX	Annually		03/10/2023		USD	$3,003,713	$(328,218)	$(328,218)

Percentages are based on Net Assets of $274,818,208.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available

(A)	The rate reported is the 7-day effective yield as of February 28, 2023.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Ltd. — Limited
MIN — Minimum
MSCI — Morgan Stanley Capital International
NAV— Net Asset Value
NVDR — Non-Voting Depositary Receipt
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPLIX — Symmetry Panoramic International Equity Fund
USD — U.S. Dollar
VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Registered Investment Companies	$182,848,135	$–	$–		$182,848,135
Common Stock
Australia	282,854	4,319,921	–		4,602,775
Brazil	3,049,360	67,458	–		3,116,818
Canada	6,933,030	–	860		6,933,890
Chile	–	137,687	–		137,687
China	–	10,696,591	–		10,696,591
Denmark	–	2,023,582	–		2,023,582
Finland	–	765,724	–		765,724
France	–	1,965,168	–		1,965,168
Germany	–	2,152,203	–		2,152,203
Hong Kong	–	260,439	–		260,439
Hungary	–	115,234	–		115,234
Indonesia	–	2,562,336	–		2,562,336
Italy	118,469	211,730	–		330,199
Japan	–	16,620,487	–		16,620,487
Malaysia	–	786,460	–		786,460
Mexico	2,404,776	–	–		2,404,776
Netherlands	–	3,909,753	–		3,909,753
Norway	–	657,660	–		657,660
Peru	431,066	–	–		431,066
Philippines	–	26,810	–		26,810
Poland	–	23,626	–		23,626
Portugal	–	17,036	–		17,036
Russia	–	–	–	(1)	–	(1)
Singapore	–	873,149	–		873,149
South Africa	–	1,735,752	–		1,735,752
South Korea	–	2,246,583	–		2,246,583
Spain	–	1,751,866	–		1,751,866
Sweden	–	1,404,557	–		1,404,557
Switzerland	–	2,633,833	–		2,633,833
Taiwan	246,234	3,505,147	–		3,751,381
Thailand	–	1,633,098	–		1,633,098
Turkey	–	1,175,910	–		1,175,910
United Kingdom	–	3,131,746	–		3,131,746
United States	55,482	894,988	–		950,470
Zambia	170,056	–	–		170,056
Total Common Stock	13,691,327	68,306,534	860		81,998,721
Preferred Stock
Brazil	1,105,253	–	–		1,105,253
Rights	194	–	–		194
Short-Term Investment	8,060,203	–	–		8,060,203
Total Investments in Securities	$205,705,112	$68,306,534	$860		$274,012,506

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$11,908	$–	$–	$11,908
Unrealized Depreciation	(189,531)	–	–	(189,531)
Total Return Swap^
Unrealized Depreciation	–	(328,218)	–	(328,218)
Total Other Financial Instruments	$(177,623)	$(328,218)	$–	$(505,841)

(1) Includes securities valued at zero.

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Total investments do not include futures and swaps.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.6%
	Shares	Value
AUSTRALIA — 0.7%
AngloGold Ashanti ADR	12,583	$209,633
BHP Group	18,795	568,834
BlueScope Steel	1,841	23,555
Brambles	6,239	53,909
Coles Group	19,623	239,668
Commonwealth Bank of Australia	9,764	659,647
Fortescue Metals Group	24,315	348,433
Glencore	52,559	313,349
Mineral Resources	370	20,435
REA Group	734	60,441
Rio Tinto	1,623	111,378
Sonic Healthcare	729	15,771
Wesfarmers	1,077	34,865
Woodside Energy Group	20,807	504,155
Woolworths Group	2,634	65,327
		3,229,400

AUSTRIA — 0.0%
Verbund	222	19,199

BRAZIL — 0.5%
Banco do Brasil	40,700	313,833
BB Seguridade Participacoes	52,000	339,684
Centrais Eletricas Brasileiras	16,400	107,037

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Cia de Saneamento Basico do Estado de Sao Paulo	13,300	$132,455
CPFL Energia	17,800	102,405
Hypera	6,000	47,686
Itau Unibanco Holding ADR	91,976	442,405
Petro Rio *	11,700	76,362
Raia Drogasil	1,700	7,335
Sendas Distribuidora	34,700	120,230
TIM	22,700	53,331
Ultrapar Participacoes	5,700	14,404
Vale ADR, Cl B	25,864	422,618
Wheaton Precious Metals	1,224	50,996
Yara International	1,579	75,064
		2,305,845

CANADA — 1.0%
Agnico Eagle Mines	287	13,213
Alimentation Couche-Tard	4,584	215,040
BCE	1,146	50,703
Canadian National Railway	574	65,376
Canadian Natural Resources	14,535	821,395
Canadian Pacific Railway	4,030	306,067
Canadian Tire, Cl A	931	116,053
Cenovus Energy	25,154	463,814
CGI, Cl A *	253	22,684
Constellation Software	22	37,827
Dollarama	718	41,475
Empire	1,438	38,139
George Weston	512	64,145
Hydro One	1,426	37,006
Imperial Oil	6,953	343,905
Intact Financial	1,601	229,983
Loblaw	1,251	106,910
Lumine Group *(1)	66	676
Magna International	271	15,104
Metro, Cl A	3,777	196,172
National Bank of Canada	4,302	315,974
Nutrien	1,821	141,890
Ritchie Bros Auctioneers	1,078	65,952
Royal Bank of Canada	5,780	586,853
Saputo	1,673	44,801

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Sun Life Financial	4,065	$196,443
Suncor Energy	444	14,923
Teck Resources, Cl B	5,069	202,351
Tourmaline Oil	6,099	267,292
WSP Global	1,366	171,599
		5,193,765

CHILE — 0.0%
Antofagasta	5,161	97,356

CHINA — 1.6%
3SBio	66,000	65,448
Agricultural Bank of China, Cl A	44,800	18,914
Agricultural Bank of China, Cl H	831,000	288,106
Airtac International Group	1,046	36,514
Alibaba Group Holding *	8,900	97,824
Anhui Conch Cement, Cl A	3,288	14,539
Bank of Beijing, Cl A	26,800	16,721
Bank of China, Cl A	31,200	14,523
Bank of China, Cl H	1,794,000	657,953
Bank of Communications, Cl A	23,300	16,452
Bank of Communications, Cl H	80,000	47,301
Bank of Ningbo, Cl A	4,440	18,870
Bank of Shanghai, Cl A	12,297	10,597
Baoshan Iron & Steel, Cl A	43,800	41,526
Beijing Enterprises Holdings	4,000	13,103
BOE Technology Group, Cl A	72,900	43,752
Budweiser Brewing APAC	5,200	15,593
BYD, Cl A	900	33,723
BYD, Cl H	1,000	26,884
BYD Electronic International	11,000	32,075
C&D International Investment Group	23,000	74,294
China CITIC Bank, Cl H	275,000	127,231
China Coal Energy, Cl H	215,000	166,375
China Communications Services, Cl H	22,000	8,553
China Construction Bank, Cl H	707,000	432,173
China Everbright Bank, Cl A	30,400	13,054
China Galaxy Securities, Cl H	70,500	35,140
China Hongqiao Group	98,000	104,821
China Longyuan Power Group, Cl H	87,000	106,722
China Merchants Bank, Cl A	5,100	27,434

 The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Merchants Bank, Cl H	3,000	$16,279
China Merchants Port Holdings	10,000	14,018
China Merchants Securities, Cl A	5,500	11,081
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	33,508
China Minsheng Banking, Cl A	24,100	11,842
China Oilfield Services, Cl H	64,000	68,294
China Overseas Land & Investment	47,000	116,677
China Pacific Insurance Group, Cl A	3,700	14,732
China Petroleum & Chemical, Cl A	89,300	59,914
China Petroleum & Chemical, Cl H	618,000	315,290
China Railway Group, Cl H	26,000	13,551
China Resources Beer Holdings	2,000	14,796
China Resources Land	28,000	124,412
China Resources Pharmaceutical Group	147,000	120,904
China Resources Power Holdings	12,000	24,503
China Shenhua Energy, Cl H	151,000	454,190
China State Construction Engineering, Cl A	21,200	17,175
China State Construction International Holdings	52,000	59,221
China Tourism Group Duty Free, Cl A	1,400	39,882
China Traditional Chinese Medicine Holdings	54,000	28,018
China Vanke, Cl A	6,100	15,046
China Yangtze Power, Cl A	34,600	105,543
Chow Tai Fook Jewellery Group	6,800	13,179
CITIC	88,000	97,096
CITIC Securities, Cl A	9,535	28,368
COSCO SHIPPING Holdings, Cl H	55,250	57,307
Dongyue Group	46,000	52,094
ENN Energy Holdings	800	11,389
Far East Horizon	90,000	79,611
Foshan Haitian Flavouring & Food, Cl A	2,574	30,501
Great Wall Motor, Cl H	60,500	80,287
Greentown China Holdings	13,500	18,459
Guotai Junan Securities, Cl A	7,677	15,804
Haier Smart Home, Cl A	7,541	28,604
Haier Smart Home, Cl H	21,400	75,736
Haitong Securities, Cl A	11,400	15,027
Hengan International Group	9,000	41,394
Huatai Securities, Cl A	8,200	14,887
Huaxia Bank, Cl A	20,800	15,646
Industrial & Commercial Bank of China, Cl A	16,300	10,099
Industrial & Commercial Bank of China, Cl H	1,163,000	580,293

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Industrial Bank, Cl A	5,400	$13,156
Inner Mongolia Yili Industrial Group, Cl A	4,100	18,005
Jiangsu Hengrui Pharmaceuticals, Cl A	4,320	27,080
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	22,009
Kweichow Moutai, Cl A	400	104,647
Li Ning	41,500	354,107
Luxshare Precision Industry, Cl A	9,015	38,803
Luzhou Laojiao, Cl A	1,700	61,132
Midea Group, Cl A	2,100	15,853
NARI Technology, Cl A	8,736	33,053
New China Life Insurance, Cl A	2,100	9,433
New China Life Insurance, Cl H	20,900	50,652
People's Insurance Group of China, Cl H	229,000	72,403
PetroChina, Cl A	39,500	29,714
PetroChina, Cl H	748,000	381,583
PICC Property & Casualty, Cl H	222,000	194,994
Ping An Bank, Cl A	7,000	13,878
Ping An Insurance Group of China, Cl A	3,200	22,243
Poly Developments and Holdings Group, Cl A	9,900	21,533
SAIC Motor, Cl A	6,000	12,993
Sany Heavy Industry, Cl A	12,400	33,470
Shandong Weigao Group Medical Polymer, Cl H	49,600	80,063
Shanghai Pudong Development Bank, Cl A	10,000	10,346
Shenwan Hongyuan Group, Cl A	19,600	11,907
Shenwan Hongyuan Group, Cl A	200	122
Sinopharm Group, Cl H	24,000	64,280
Tingyi Cayman Islands Holding	12,000	19,387
Tongcheng Travel Holdings *	8,400	16,674
Tsingtao Brewery, Cl H	8,000	78,958
Uni-President China Holdings	36,000	31,564
Wuliangye Yibin, Cl A	1,300	38,207
Yankuang Energy Group, Cl H	70,000	211,144
Yonghui Superstores, Cl A	19,700	9,737
Yuexiu Property	62,000	91,310
Zhongsheng Group Holdings	22,500	112,393
		7,857,705

DENMARK — 0.3%
AP Moller - Maersk, Cl B	78	181,689
Danske Bank	7,177	166,674

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
DSV Panalpina	936	$170,077
Novo Nordisk, Cl B	6,157	869,709
Orsted	235	20,455
Vestas Wind Systems	1,900	54,216
		1,462,820

FINLAND — 0.1%
Elisa	989	56,163
Neste	639	30,820
Nordea Bank Abp	31,042	393,372
Sampo, Cl A	250	12,170
Stora Enso, Cl R	1,272	17,983
UPM-Kymmene	1,783	64,609
		575,117

FRANCE — 0.3%
Air Liquide	812	129,007
Dassault Aviation	220	37,820
Dassault Systemes	1,220	47,080
EssilorLuxottica	589	102,105
Hermes International	98	177,393
L'Oreal	155	61,267
LVMH Moet Hennessy Louis Vuitton	89	73,988
Sartorius Stedim Biotech	458	149,169
Teleperformance	96	24,920
Thales	937	130,996
TotalEnergies	5,150	317,776
		1,251,521

GERMANY — 0.3%
Bayerische Motoren Werke	257	26,513
Brenntag	1,520	114,491
Commerzbank	7,090	86,395
Deutsche Boerse	248	43,245
Deutsche Telekom	23,962	537,780
GEA Group	1,917	84,271
Hannover Rueck	1,175	228,183
Mercedes-Benz Group	457	35,026
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	678	233,555

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
RWE	433	$18,379
Siemens	630	96,007
Siemens Energy	582	11,662
		1,515,507

HONG KONG — 0.0%
Orient Overseas International	5,000	80,316
Techtronic Industries	3,500	34,857
Vinda International Holdings	20,000	55,087
		170,260

HUNGARY — 0.0%
MOL Hungarian Oil & Gas	10,774	81,814

INDONESIA — 0.4%
Adaro Energy Indonesia	1,134,000	222,176
Bank Central Asia	562,500	322,616
Bank Mandiri Persero	465,300	305,028
Bank Negara Indonesia Persero	356,900	205,263
Bank Rakyat Indonesia Persero	1,009,000	308,820
Indah Kiat Pulp & Paper	54,200	28,155
Indofood Sukses Makmur	187,600	79,647
Semen Indonesia Persero	71,500	33,867
Sumber Alfaria Trijaya	910,500	173,152
Telkom Indonesia Persero	115,800	29,498
United Tractors	74,800	136,813
Vale Indonesia *	160,600	71,839
		1,916,874

ITALY — 0.0%
Ferrari	239	62,228
Prysmian	4,171	160,354
		222,582

JAPAN — 2.5%
Advantest	2,500	198,172
Ajinomoto	7,700	227,205
Bandai Namco Holdings	1,900	117,403
Bridgestone	2,900	110,948

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Chiba Bank	52,300	$382,937
Chugai Pharmaceutical	3,600	89,559
Daiichi Sankyo	6,000	188,978
Daikin Industries	900	153,895
Daito Trust Construction	200	18,840
Denso	1,300	69,119
Disco	200	62,712
ENEOS Holdings	85,500	293,939
Fuji Electric	500	19,305
FUJIFILM Holdings	2,600	121,295
Fujitsu	1,400	179,800
Hamamatsu Photonics	500	24,535
Hitachi	500	25,309
Hoya	2,900	287,108
Inpex	11,500	120,570
Isuzu Motors	9,600	114,801
ITOCHU	9,400	280,973
Japan Post Bank	35,700	308,402
Japan Post Holdings	48,500	431,126
Japan Tobacco	22,500	457,547
JSR	2,300	52,255
KDDI	1,200	35,109
Kikkoman	300	14,026
Kurita Water Industries	1,400	63,252
Marubeni	12,500	159,576
Mitsubishi HC Capital	82,700	431,740
Mitsubishi UFJ Financial Group	28,900	204,886
Mitsui	9,100	255,399
Mitsui OSK Lines	5,000	130,601
Mizuho Financial Group	54,800	854,184
NGK Insulators	2,700	35,840
Nintendo	3,000	112,311
NIPPON EXPRESS HOLDINGS INC	500	27,893
Nippon Sanso Holdings	1,800	32,090
Nippon Steel	14,000	312,869
Nippon Telegraph & Telephone	21,800	631,695
Nippon Yusen	21,000	545,853
Nissin Foods Holdings	1,800	149,905
Nitto Denko	600	36,123
Nomura Real Estate Holdings	11,200	249,697
Nomura Research Institute	2,400	53,620
NTT Data	1,100	15,262

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Obayashi	8,900	$65,833
Obic	100	14,651
Olympus	1,900	32,007
Oriental Land	200	31,937
ORIX	7,500	134,423
Osaka Gas	5,700	92,587
Otsuka Holdings	900	27,266
Pan Pacific International Holdings	1,700	31,074
Panasonic Holdings	8,000	69,856
Renesas Electronics *	6,900	89,131
Resona Holdings	32,300	177,905
Rohm	300	23,104
Sekisui Chemical	900	12,066
Sekisui House	7,800	147,679
Seven & i Holdings	2,700	120,708
SG Holdings	1,200	17,302
Shimadzu	700	20,215
Shin-Etsu Chemical	1,800	249,536
Sompo Holdings	1,000	42,931
Sony	3,700	309,381
Sumitomo Electric Industries	13,400	164,900
Sumitomo Mitsui Financial Group	3,100	135,389
Sumitomo Mitsui Trust Holdings	11,500	426,075
Taisei	4,300	140,194
Takeda Pharmaceutical	7,800	240,430
TDK	1,800	60,267
Tokio Marine Holdings	5,100	108,276
Tokyo Electric Power Holdings *	38,500	127,563
Tokyo Electron	900	308,792
Tokyo Gas	10,100	194,803
Toyota Motor	5,000	68,148
Yakult Honsha	2,900	197,682
		12,570,775

MALAYSIA — 0.1%
AMMB Holdings	30,600	27,337
CIMB Group Holdings	111,900	139,890
IHH Healthcare	30,400	39,220
Malayan Banking	74,000	145,107
Petronas Chemicals Group	16,600	26,480
RHB Bank	61,600	77,966

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Telekom Malaysia	63,400	$71,063
		527,063

MEXICO — 0.4%
America Movil ADR, Cl L	4,455	91,684
Arca Continental	27,900	236,311
Coca-Cola Femsa ADR	4,480	322,605
Fibra Uno Administracion ‡	43,500	62,053
Grupo Aeroportuario del Pacifico, Cl B	2,700	51,220
Grupo Aeroportuario del Sureste ADR	1,052	301,061
Grupo Bimbo, Ser A	50,900	242,670
Grupo Carso	17,100	81,974
Grupo Financiero Banorte, Cl O	6,600	55,869
Grupo Financiero Inbursa, Cl O *	67,800	141,703
Grupo Mexico	14,300	64,315
Promotora y Operadora de Infraestructura	10,290	100,367
Wal-Mart de Mexico	43,700	172,206
		1,924,038

NETHERLANDS — 0.6%
ASML Holding	1,245	767,362
JDE Peet's	2,132	62,760
Koninklijke Ahold Delhaize	19,787	628,273
NN Group	2,632	106,534
Shell	37,165	1,125,666
Wolters Kluwer	1,037	120,051
		2,810,646

NORWAY — 0.1%
DNB Bank	12,196	243,374
Equinor	870	26,633
Norsk Hydro	33,238	241,932
		511,939

PANAMA — 0.0%
Copa Holdings, Cl A *	848	78,313

PERU — 0.1%
Credicorp	573	73,012

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
PERU — continued
Southern Copper	3,615	$266,389
		339,401

PHILIPPINES — 0.0%
Aboitiz Equity Ventures	33,250	32,433
Globe Telecom	196	6,280
Metropolitan Bank & Trust	35,300	37,081
		75,794

POLAND — 0.0%
Dino Polska *	183	15,278

PORTUGAL — 0.0%
Jeronimo Martins SGPS	565	11,597

RUSSIA — 0.0%
Evraz * (1)	16,851	—

SINGAPORE — 0.1%
DBS Group Holdings	11,900	301,917
Keppel	12,800	51,978
Sembcorp Marine *	244,480	23,008
Singapore Telecommunications	24,000	42,165
STMicroelectronics	553	26,489
United Overseas Bank	6,500	144,077
Venture	1,400	17,828
		607,462

SOUTH AFRICA — 0.3%
Absa Group	19,658	212,240
African Rainbow Minerals	1,668	23,087
Anglo American	6,932	239,533
Anglo American Platinum	1,835	101,469
Aspen Pharmacare Holdings	1,196	9,235
Exxaro Resources	7,289	79,780
FirstRand	5,526	19,710
Impala Platinum Holdings	3,012	28,123
MTN Group	3,206	25,261
Sasol	1,960	28,740

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Shoprite Holdings	2,772	$33,567
Sibanye Stillwater	53,377	107,772
Standard Bank Group	23,848	238,218
Vodacom Group	8,154	56,195
Woolworths Holdings	29,149	122,223
		1,325,153

SOUTH KOREA — 0.4%
BGF retail	51	6,975
DB Insurance	1,142	66,458
GS Holdings	2,690	82,678
Hana Financial Group	2,158	74,014
HD Hyundai	1,238	55,600
Industrial Bank of Korea	25,636	201,028
Kakao	370	17,417
KB Financial Group	2,990	115,800
Kia	3,952	224,593
Korea Zinc	257	113,477
KT&G	5,845	392,223
Kumho Petrochemical *	346	41,141
LG Electronics	297	24,911
LG Innotek	574	119,940
Samsung Electronics	539	24,662
Samsung Engineering *	748	14,831
Samsung Securities	930	23,536
Shinhan Financial Group	2,581	75,791
Woori Financial Group	8,376	77,218
		1,752,293

SPAIN — 0.2%
CaixaBank	86,144	369,890
Iberdrola	18,507	212,153
Repsol	36,466	576,703
		1,158,746

SWEDEN — 0.2%
Alfa Laval	4,339	142,722
Atlas Copco, Cl A	25,804	306,351
Boliden	397	16,252
Epiroc, Cl A	3,719	71,471

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Investor, Cl B	10,944	$211,398
Nibe Industrier, Cl B	21,544	222,759
Skandinaviska Enskilda Banken, Cl A	15,002	187,698
Svenska Handelsbanken, Cl A	2,498	26,496
		1,185,147

SWITZERLAND — 0.6%
Chocoladefabriken Lindt & Spruengli	6	65,734
Cie Financiere Richemont, Cl A	157	23,722
Kuehne + Nagel International	809	207,134
Novartis	18,361	1,545,264
Partners Group Holding	76	71,967
Sika	379	106,281
Sonova Holding	131	32,218
Straumann Holding	350	46,402
Swiss Life Holding	60	36,105
TE Connectivity	1,365	173,792
UBS Group	3,323	72,226
Zurich Insurance Group	1,137	539,340
		2,920,185

TAIWAN — 0.5%
Accton Technology	11,000	100,740
Acer	42,000	34,828
Advantech	4,599	53,349
ASE Technology Holding	33,000	113,635
Asia Cement	40,000	58,646
Asustek Computer	2,000	18,115
Chailease Holding	20,488	150,171
Compal Electronics	17,000	13,445
Delta Electronics	9,000	84,201
E.Sun Financial Holding	199,782	163,048
Eclat Textile	1,000	15,720
Evergreen Marine Taiwan	16,800	85,852
Fubon Financial Holding	18,069	35,332
Hon Hai Precision Industry	59,000	195,172
Hua Nan Financial Holdings	18,713	13,985
Lite-On Technology	10,000	22,755
Mega Financial Holding	28,700	31,309
Micro-Star International	18,000	80,299
Novatek Microelectronics	17,000	224,665

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Realtek Semiconductor	15,000	$184,920
SinoPac Financial Holdings	24,520	13,727
Synnex Technology International	32,000	65,293
Taishin Financial Holding	142,564	76,565
Taiwan Cooperative Financial Holding	134,863	117,316
Taiwan Semiconductor Manufacturing ADR	2,399	208,881
United Microelectronics	202,000	328,998
Yuanta Financial Holding	159,608	118,677
Zhen Ding Technology Holding	26,000	95,178
		2,704,822

THAILAND — 0.2%
Bangkok Dusit Medical Services NVDR	114,600	90,774
Bumrungrad Hospital NVDR	21,000	125,349
Central Pattana NVDR	25,600	50,862
Central Retail NVDR	10,300	13,033
Delta Electronics Thailand NVDR	5,200	134,067
Kasikornbank NVDR	23,200	89,911
Krung Thai Bank NVDR	399,900	195,734
Land & Houses NVDR	356,900	98,958
PTT Exploration & Production NVDR	68,500	289,923
		1,088,611

TURKEY — 0.2%
Akbank	79,089	73,132
BIM Birlesik Magazalar	6,511	46,959
Ford Otomotiv Sanayi	2,485	72,489
Haci Omer Sabanci Holding	132,610	305,969
KOC Holding	5,527	22,639
Turk Hava Yollari AO *	14,224	108,076
Turkiye Is Bankasi, Cl C	154,559	92,757
Turkiye Petrol Rafinerileri	4,129	129,476
Turkiye Sise ve Cam Fabrikalari	9,242	23,124
		874,621

UNITED KINGDOM — 0.5%
Ashtead Group	4,475	296,107
AstraZeneca	1,371	178,611
BAE Systems	12,198	131,741
BP	101,273	665,518

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Croda International	333	$26,261
Experian	4,503	151,815
HSBC Holdings	54,653	418,644
JD Sports Fashion	39,370	85,715
Legal & General Group	52,042	160,190
Linde	799	278,348
Next	390	32,082
Pearson	6,218	68,781
Spirax-Sarco Engineering	264	37,077
SSE	784	16,408
		2,547,298

UNITED STATES — 37.4%
COMMUNICATION SERVICES — 1.6%
Activision Blizzard	3,193	243,466
Alphabet, Cl A *	12,922	1,163,755
Alphabet, Cl C *	12,400	1,119,720
AT&T	34,854	659,089
Charter Communications, Cl A *	453	166,528
Comcast, Cl A	18,894	702,290
Electronic Arts	1,103	122,367
Fox, Cl A	3,250	113,815
Fox, Cl B	2,469	79,625
Interpublic Group	1,298	46,131
Liberty Broadband, Cl A *	267	23,157
Liberty Broadband, Cl C *	570	49,402
Liberty Media -Liberty Formula One, Cl A *	600	36,456
Liberty Media -Liberty Formula One, Cl C *	946	64,205
Liberty Media -Liberty SiriusXM, Cl B *	2,196	70,755
Live Nation Entertainment *	922	66,439
Lumen Technologies	10,532	35,809
Meta Platforms, Cl A *	5,522	966,019
Netflix *	524	168,796
News, Cl B	1,712	29,549
Omnicom Group	2,187	198,076
Paramount Global, Cl A	193	4,744
Paramount Global, Cl B	3,853	82,531
Pinterest, Cl A *	1,730	43,440
ROBLOX, Cl A *	808	29,605
Sirius XM Holdings	6,100	26,779
Spotify Technology *	591	68,733

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Take-Two Interactive Software *	921	$100,896
T-Mobile US *	3,158	449,005
Trade Desk, Cl A *	830	46,447
Verizon Communications	19,291	748,684
Walt Disney *	3,382	336,881
Warner Bros Discovery *	10,089	157,590
Warner Music Group, Cl A	700	22,092
ZoomInfo Technologies, Cl A *	1,586	38,334
		8,281,210

CONSUMER DISCRETIONARY — 3.2%
Advance Auto Parts	188	27,253
Amazon.com *	15,269	1,438,798
Aptiv *	1,032	120,001
AutoNation *	4,486	612,384
AutoZone *	158	392,873
Best Buy	1,744	144,944
Booking Holdings *	120	302,880
Burlington Stores *	269	57,633
Caesars Entertainment *	615	31,217
CarMax *	1,199	82,779
Carnival *	6,565	69,720
Chipotle Mexican Grill, Cl A *	107	159,546
Choice Hotels International	455	53,854
Darden Restaurants	1,179	168,585
Dick's Sporting Goods	2,654	341,384
Dollar General	4,094	885,532
Dollar Tree *	1,229	178,549
Domino's Pizza	448	131,717
DoorDash, Cl A *	1,118	61,110
DR Horton	5,390	498,467
eBay	4,160	190,944
Etsy *	503	61,069
Expedia Group *	193	21,031
Ford Motor	19,589	236,439
Garmin	1,013	99,406
General Motors	5,935	229,922
Gentex	1,373	39,199
Genuine Parts	797	140,957
Grand Canyon Education *	1,448	164,044

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
H&R Block	2,654	$97,667
Hilton Worldwide Holdings	1,360	196,534
Home Depot	3,264	967,907
Las Vegas Sands *	1,152	66,205
Lennar, Cl A	1,992	192,706
Lennar, Cl B	491	40,095
LKQ	5,913	338,756
Lowe's	2,454	504,911
Lululemon Athletica *	912	281,990
Marriott International, Cl A	1,358	229,828
McDonald's	1,732	457,092
MGM Resorts International	1,594	68,558
NIKE, Cl B	2,660	315,981
NVR *	47	243,160
O'Reilly Automotive *	489	405,919
Penske Automotive Group	3,074	443,117
Polaris	766	87,133
Pool	769	274,425
PulteGroup	3,466	189,486
Ross Stores	1,244	137,512
Royal Caribbean Cruises *	1,445	102,075
Service International	800	54,024
Starbucks	2,710	276,664
Target	5,818	980,333
Tesla *	2,730	561,588
TJX	4,984	381,774
Tractor Supply	1,656	386,279
Ulta Beauty *	320	166,016
Vail Resorts	154	35,958
VF	1,483	36,808
Williams-Sonoma	2,208	275,823
Yum! Brands	1,479	188,070
		15,926,631

CONSUMER STAPLES — 3.3%
Albertsons, Cl A	1,463	29,084
Altria Group	26,349	1,223,384
Archer-Daniels-Midland	2,684	213,647
Brown-Forman, Cl A	439	28,500
Brown-Forman, Cl B	866	56,177

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Bunge	500	$47,750
Campbell Soup	29,812	1,565,726
Casey's General Stores	833	173,222
Church & Dwight	1,050	87,969
Clorox	278	43,212
Coca-Cola	27,834	1,656,401
Colgate-Palmolive	3,606	264,320
Conagra Brands	10,704	389,733
Constellation Brands, Cl A	601	134,444
Costco Wholesale	1,074	520,009
Darling Ingredients *	310	19,614
Estee Lauder, Cl A	451	109,616
Flowers Foods	16,697	465,512
General Mills	12,785	1,016,535
Hershey	2,150	512,388
Hormel Foods	1,262	56,008
J M Smucker	4,958	733,239
JBS	9,800	35,771
Kellogg	6,948	458,151
Keurig Dr Pepper	3,013	104,099
Kimberly-Clark	701	87,660
Kraft Heinz	16,996	661,824
Kroger	11,890	512,935
Lamb Weston Holdings	523	52,635
McCormick	1,530	114,133
Molson Coors Beverage, Cl B	716	38,084
Mondelez International, Cl A	3,285	214,116
Monster Beverage *	873	88,837
PepsiCo	5,066	879,103
Philip Morris International	6,827	664,267
Post Holdings *	7,886	709,425
Procter & Gamble	5,721	786,981
Sysco	2,262	168,677
Tyson Foods, Cl A	2,089	123,752
Walgreens Boots Alliance	4,405	156,510
Walmart	7,913	1,124,675
		16,328,125

ENERGY — 4.0%
Antero Resources *	4,884	127,961

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
APA	1,175	$45,097
Baker Hughes, Cl A	4,219	129,101
Cheniere Energy	1,146	180,312
Chesapeake Energy	6,059	489,628
Chevron	17,214	2,767,495
ConocoPhillips	9,001	930,253
Coterra Energy	17,901	446,988
Devon Energy	38,443	2,072,846
Diamondback Energy	3,632	510,587
EOG Resources	3,802	429,702
EQT	2,177	72,233
Exxon Mobil	39,444	4,335,290
Halliburton	4,879	176,766
Hess	1,646	221,716
HF Sinclair	5,510	273,957
Kinder Morgan	11,398	194,450
Marathon Oil	40,287	1,013,218
Marathon Petroleum	8,049	994,856
Occidental Petroleum	11,074	648,493
ONEOK	3,454	226,064
Ovintiv	1,213	51,880
Phillips 66	4,117	422,240
Pioneer Natural Resources	1,846	369,957
Schlumberger	21,926	1,166,682
Targa Resources	6,427	476,241
Tenaris	10,560	173,734
Texas Pacific Land	14	24,923
Valero Energy	5,619	740,191
Vitesse Energy	1	11
Williams	5,634	169,583
		19,882,455

FINANCIALS — 4.6%
Aflac	3,181	216,785
Allstate	3,084	397,158
American Express	1,862	323,969
American Financial Group	1,065	142,827
American International Group	4,716	288,195
Ameriprise Financial	2,062	706,998
Aon, Cl A	1,552	471,886

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Apollo Global Management	786	$55,727
Arch Capital Group *	5,966	417,620
Ares Management, Cl A	500	40,315
Arthur J Gallagher	956	179,107
Assurant	1,057	134,651
Assured Guaranty	948	59,165
Axis Capital Holdings	2,709	164,490
Bank of America	16,133	553,362
Bank of New York Mellon	3,754	191,004
Bank OZK	2,910	133,947
Berkshire Hathaway, Cl B *	4,115	1,255,816
BlackRock, Cl A	261	179,941
Blackstone, Cl A	2,157	195,856
Brown & Brown	1,940	108,776
Capital One Financial	2,483	270,846
Carlyle Group	1,244	42,794
Cboe Global Markets	418	52,739
Charles Schwab	3,684	287,057
Chubb	2,864	604,361
Cincinnati Financial	1,521	183,585
Citigroup	4,689	237,685
Citizens Financial Group	4,036	168,543
CME Group, Cl A	1,094	202,784
CNA Financial	2,764	121,008
Commerce Bancshares	473	31,289
Discover Financial Services	2,139	239,568
East West Bancorp	9,222	702,809
Equitable Holdings	1,214	38,144
Erie Indemnity, Cl A	189	44,489
Everest Re Group	1,564	600,529
F&G Annuities & Life	40	815
FactSet Research Systems	295	122,292
Fidelity National Financial	3,034	120,935
Fifth Third Bancorp	3,609	131,007
First American Financial	1,333	75,688
First Citizens BancShares, Cl A	181	132,811
First Republic Bank	949	116,736
Franklin Resources	1,281	37,751
Globe Life	426	51,840
Goldman Sachs Group	1,243	437,101
Hanover Insurance Group	2,702	376,875

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Hartford Financial Services Group	2,770	$216,836
Huntington Bancshares	7,704	118,025
Interactive Brokers Group, Cl A	618	53,216
Intercontinental Exchange	2,316	235,769
Jefferies Financial Group	1,798	67,946
JPMorgan Chase	6,883	986,678
KeyCorp	9,229	168,798
KKR	2,096	118,110
Loews	807	49,300
LPL Financial Holdings	431	107,560
M&T Bank	1,213	188,367
Markel *	130	172,882
Marsh & McLennan	1,563	253,425
MetLife	6,802	487,907
Moody's	820	237,923
Morgan Stanley	8,918	860,587
Morningstar	165	34,209
MSCI, Cl A	350	182,752
Nasdaq	4,851	271,947
Northern Trust	1,093	104,130
Old Republic International	3,817	100,654
PNC Financial Services Group	1,285	202,927
Principal Financial Group	2,249	201,420
Progressive	3,763	540,066
Prudential Financial	2,161	216,100
Raymond James Financial	865	93,818
Regions Financial	32,427	756,198
Reinsurance Group of America, Cl A	1,850	267,269
RenaissanceRe Holdings	1,201	258,095
S&P Global	546	186,295
State Street	2,158	191,371
SVB Financial Group *	489	140,886
Synchrony Financial	5,736	204,833
T Rowe Price Group	1,288	144,617
Tradeweb Markets, Cl A	588	41,683
Travelers	3,372	624,225
Truist Financial	4,534	212,871
Unum Group	24,585	1,095,262
US Bancorp	4,207	200,800
Wells Fargo	9,264	433,277
Willis Towers Watson	667	156,318

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Wintrust Financial	2,786	$256,674
WR Berkley	2,502	165,607
		23,257,309

HEALTH CARE — 6.3%
Abbott Laboratories	3,996	406,473
AbbVie	12,768	1,964,995
Agilent Technologies	1,063	150,914
Align Technology *	248	76,756
Alnylam Pharmaceuticals *	658	125,974
AmerisourceBergen, Cl A	5,001	777,956
Amgen	3,908	905,327
Avantor *	3,193	77,813
Baxter International	2,872	114,736
Becton Dickinson	1,061	248,858
Biogen *	1,133	305,751
BioMarin Pharmaceutical *	1,415	140,920
Bio-Rad Laboratories, Cl A *	108	51,607
Bio-Techne	492	35,739
Boston Scientific *	5,919	276,536
Bristol-Myers Squibb	25,720	1,773,651
Cardinal Health	12,814	970,148
Centene *	3,137	214,571
Charles River Laboratories International *	264	57,906
Chemed	99	51,636
Cigna Group	2,090	610,489
Cooper	416	136,019
CSL	245	48,747
CVS Health	5,945	496,645
Danaher	2,975	736,402
DexCom *	572	63,498
Edwards Lifesciences *	2,352	189,195
Elevance Health	1,370	643,448
Eli Lilly	5,153	1,603,717
Exact Sciences *	581	36,214
GE HealthCare Technologies *	996	75,696
Gilead Sciences	12,837	1,033,764
HCA Healthcare	3,550	864,248
Hologic *	3,000	238,920
Horizon Therapeutics *	915	100,183

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Humana	2,542	$1,258,341
IDEXX Laboratories *	630	298,141
Illumina *	350	69,720
Incyte *	539	41,492
Insulet *	150	41,454
Intuitive Surgical *	516	118,365
IQVIA Holdings *	654	136,339
Johnson & Johnson	7,238	1,109,296
Laboratory Corp of America Holdings	1,096	262,339
McKesson	3,054	1,068,320
Medtronic	3,147	260,572
Merck	23,930	2,542,323
Mettler-Toledo International *	197	282,441
Moderna *	2,623	364,099
Molina Healthcare *	1,602	441,079
Neogen *	1,340	23,705
Neurocrine Biosciences *	450	46,395
PerkinElmer	1,084	135,034
Pfizer	24,120	978,548
Quest Diagnostics	2,640	365,271
Regeneron Pharmaceuticals *	772	587,044
ResMed	1,060	225,780
Royalty Pharma, Cl A	1,078	38,646
Seagen *	452	81,220
STERIS	377	70,887
Stryker	644	169,295
Teleflex	363	86,477
Thermo Fisher Scientific	1,283	695,078
United Therapeutics *	2,505	616,330
UnitedHealth Group	4,211	2,004,183
Veeva Systems, Cl A *	496	82,167
Vertex Pharmaceuticals *	726	210,750
Viatris, Cl W	3,810	43,434
Waters *	385	119,693
West Pharmaceutical Services	364	115,399
Zimmer Biomet Holdings	1,168	144,680
Zoetis, Cl A	3,324	555,108
		31,294,897

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 5.0%
3M	3,841	$413,829
AECOM	1,348	116,413
AGCO	1,515	213,327
Air Lease, Cl A	1,150	49,772
Allegion	314	35,391
American Airlines Group *	2,284	36,498
AMETEK	1,729	244,757
Axon Enterprise *	200	40,062
Boeing *	1,331	268,263
Booz Allen Hamilton Holding, Cl A	3,566	337,807
Builders FirstSource *	3,210	272,144
Carlisle	693	178,947
Carrier Global	3,583	161,343
Caterpillar	1,427	341,838
CH Robinson Worldwide	926	92,563
Cintas	1,065	466,971
Copart *	4,086	287,900
CoStar Group *	1,630	115,176
CSX	11,600	353,684
Cummins	2,393	581,690
Deere	1,154	483,803
Delta Air Lines *	5,204	199,521
Dover	2,936	440,106
Eaton	4,586	802,229
Emerson Electric	3,927	324,802
Equifax	903	182,885
Expeditors International of Washington	3,134	327,691
Fastenal	7,487	386,030
FedEx	1,415	287,556
Fortive	2,121	141,386
FTI Consulting *	154	28,291
General Dynamics	1,556	354,628
General Electric	2,990	253,283
Graco	300	20,862
HEICO	516	85,434
HEICO, Cl A	651	84,728
Honeywell International	1,177	225,372
Howmet Aerospace	4,905	206,893
Hubbell, Cl B	1,296	325,996
Huntington Ingalls Industries	100	21,520
IDEX	1,243	279,650

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Illinois Tool Works	1,375	$320,595
Ingersoll Rand	6,872	399,057
ITT	1,371	124,610
Jacobs Solutions	2,804	335,078
JB Hunt Transport Services	1,738	314,213
Johnson Controls International	3,316	207,980
L3Harris Technologies	935	197,463
Landstar System	1,364	246,598
Leidos Holdings	1,634	158,612
Lockheed Martin	3,848	1,824,953
Masco	2,179	114,245
Nordson	890	195,480
Norfolk Southern	1,198	269,334
Northrop Grumman	1,519	704,983
nVent Electric	1,352	61,976
Old Dominion Freight Line	1,981	672,074
Otis Worldwide	1,961	165,940
Owens Corning	1,141	111,578
PACCAR	4,011	289,594
Parker-Hannifin	1,702	598,849
Quanta Services	3,315	535,041
Raytheon Technologies	3,523	345,571
Regal Beloit	1,662	261,998
Republic Services, Cl A	1,669	215,184
Rockwell Automation	581	171,354
Rollins	2,592	91,238
Schneider Electric	3,162	507,364
Snap-on	744	185,018
Southwest Airlines	2,253	75,656
Stanley Black & Decker	966	82,699
Textron	596	43,228
Timken	1,565	133,729
Toro	245	27,058
Trane Technologies	3,992	738,400
TransDigm Group	266	197,870
TransUnion	1,528	99,977
Uber Technologies *	1,520	50,555
U-Haul Holding	93	5,972
U-Haul Holding, Cl B	837	46,562
Union Pacific	2,930	607,330
United Airlines Holdings *	933	48,479

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
United Parcel Service, Cl B	2,420	$441,626
United Rentals	2,289	1,072,465
Verisk Analytics, Cl A	1,230	210,465
Waste Management	2,420	362,419
Watsco	340	103,601
Westinghouse Air Brake Technologies	1,800	187,794
WW Grainger	784	524,049
XPO Logistics *	1,012	33,760
Xylem	849	87,150
		24,877,865

INFORMATION TECHNOLOGY — 6.9%
Accenture, Cl A	4,097	1,087,958
Adobe *	886	287,020
Advanced Micro Devices *	3,281	257,821
Akamai Technologies *	2,398	174,095
Amdocs	6,339	580,716
Amphenol, Cl A	3,386	262,483
Analog Devices	1,276	234,108
ANSYS *	362	109,907
Apple	47,526	7,005,808
Applied Materials	3,034	352,399
Arista Networks *	1,647	228,439
Arrow Electronics *	1,279	150,909
Atlassian, Cl A *	212	34,838
Autodesk *	1,076	213,790
Automatic Data Processing	1,188	261,146
Avnet	1,588	70,999
Bentley Systems, Cl B	1,002	40,541
BILL Holdings *	300	25,389
Block, Cl A *	1,113	85,400
Broadcom	1,416	841,515
Broadridge Financial Solutions	1,884	265,230
Cadence Design Systems *	2,020	389,739
CDW	2,462	498,358
Cisco Systems	11,747	568,790
Cloudflare, Cl A *	528	31,685
Cognizant Technology Solutions, Cl A	3,019	189,080
Corning	4,142	140,621
Crowdstrike Holdings, Cl A *	236	28,483

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Datadog, Cl A *	325	$24,869
Dell Technologies, Cl C	1,214	49,337
DocuSign, Cl A *	653	40,062
Dynatrace *	932	39,638
Enphase Energy *	452	95,160
Entegris	400	34,092
EPAM Systems *	688	211,663
F5 *	233	33,314
Fair Isaac *	436	295,342
Fidelity National Information Services	2,179	138,083
First Solar *	317	53,617
Fiserv *	2,223	255,845
FleetCor Technologies *	691	148,420
Fortinet *	5,815	345,644
Gartner *	621	203,570
Gen Digital	6,433	125,508
Global Payments	459	51,500
GoDaddy, Cl A *	1,390	105,237
Hewlett Packard Enterprise	11,343	177,064
HP	4,159	122,774
HubSpot *	73	28,241
Intel	10,231	255,059
International Business Machines	2,606	336,956
Intuit	289	117,675
Jabil	817	67,835
Jack Henry & Associates	343	56,334
Juniper Networks	1,278	39,337
Keysight Technologies *	2,743	438,770
KLA	1,907	723,478
Lam Research	1,154	560,856
Manhattan Associates *	333	47,869
Marvell Technology	3,339	150,756
Mastercard, Cl A	2,333	828,892
Microchip Technology	2,316	187,665
Micron Technology	4,893	282,913
Microsoft	23,404	5,837,426
MongoDB, Cl A *	27	5,657
Monolithic Power Systems	140	67,801
Motorola Solutions	1,249	328,250
NetApp	1,110	71,650
NVIDIA	3,099	719,464

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
NXP Semiconductors	1,311	$233,987
ON Semiconductor *	1,706	132,061
Oracle	3,908	341,559
Palantir Technologies, Cl A *	5,170	40,533
Palo Alto Networks *	528	99,459
Paychex	1,916	211,526
Paycom Software *	173	50,007
Paylocity Holding *	162	31,203
PayPal Holdings *	354	26,054
PTC *	879	110,165
Qorvo *	1,222	123,288
QUALCOMM	3,991	493,008
Roper Technologies	433	186,277
Salesforce *	1,595	260,958
Seagate Technology Holdings	2,266	146,293
ServiceNow *	117	50,564
Skyworks Solutions	1,111	123,954
Snowflake, Cl A *	440	67,927
SolarEdge Technologies *	274	87,110
Splunk *	600	61,500
SS&C Technologies Holdings	2,984	175,161
Synopsys *	1,374	499,806
TD SYNNEX	1,634	157,714
Teledyne Technologies *	930	399,965
Teradyne	2,561	259,020
Texas Instruments	2,972	509,549
Trimble *	1,952	101,621
Tyler Technologies *	104	33,410
Ubiquiti	823	220,811
VeriSign *	563	110,815
Visa, Cl A	3,092	680,054
VMware, Cl A *	1,115	122,795
Western Digital *	2,861	110,091
Workday, Cl A *	241	44,698
Zebra Technologies, Cl A *	408	122,502
Zoom Video Communications, Cl A *	352	26,256
Zscaler *	219	28,722
		34,601,313

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — 1.5%
Air Products & Chemicals	1,326	$379,209
Albemarle	2,263	575,503
Amcor	15,203	169,361
Avery Dennison	562	102,391
Ball	1,853	104,157
Celanese, Cl A	897	104,258
CF Industries Holdings	1,969	169,117
Chemours	3,310	113,136
Corteva	8,616	536,691
Crown Holdings	819	70,852
Dow	4,763	272,444
DuPont de Nemours	1,894	138,319
Eagle Materials	274	38,448
Eastman Chemical	425	36,210
Ecolab	912	145,345
Element Solutions	2,957	60,737
FMC	1,031	133,154
Freeport-McMoRan	12,316	504,586
Graphic Packaging Holding	1,659	39,484
International Flavors & Fragrances	1,296	120,787
International Paper	4,561	165,975
LyondellBasell Industries, Cl A	2,752	264,164
Martin Marietta Materials	627	225,638
Mosaic	4,747	252,493
Newmont	1,835	80,024
Nucor	4,540	760,178
Olin	3,385	195,484
Packaging Corp of America	1,155	157,912
PPG Industries	1,244	164,283
Reliance Steel & Aluminum	1,626	402,988
RPM International	1,535	136,047
Sherwin-Williams	748	165,570
Silgan Holdings	925	49,395
Steel Dynamics	3,905	492,459
Vulcan Materials	514	92,988
Westlake	200	23,828
Westrock	844	26,502
		7,470,117

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,991	$339,794

UTILITIES — 0.9%
AES	5,543	136,801
Alliant Energy	2,080	106,642
Ameren	2,056	170,052
American Electric Power	2,434	214,119
American Water Works	889	124,798
Atmos Energy	1,028	115,969
Avangrid	928	36,220
CenterPoint Energy	2,026	56,363
CMS Energy	2,386	140,702
Consolidated Edison	1,882	168,157
Constellation Energy	1,592	119,225
Dominion Energy	2,310	128,482
DTE Energy	954	104,663
Duke Energy	1,937	182,582
Edison International	2,205	145,993
Entergy	1,668	171,587
Essential Utilities	800	34,224
Evergy	1,889	111,092
Eversource Energy	1,681	126,680
Exelon	4,778	192,983
FirstEnergy	4,518	178,642
NextEra Energy	5,268	374,186
NiSource	547	15,004
PG&E *	8,810	137,612
Pinnacle West Capital	6,603	486,509
PPL	6,407	173,438
Public Service Enterprise Group	2,481	149,927
Sempra Energy	1,419	212,793
Southern	2,768	174,550
WEC Energy Group	243	21,544

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Xcel Energy	931	$60,115
		4,571,654

		186,831,370
ZAMBIA — 0.0%
First Quantum Minerals	6,725	146,920

Total Common Stock
(Cost $192,812,748)		247,907,237
REGISTERED INVESTMENT COMPANIES — 48.1%

EQUITY FUNDS — 48.1%
AQR International Defensive Style Fund, Cl R6	491,744	6,422,172
AQR Large Cap Defensive Style Fund, Cl R6	346,877	8,574,796
Avantis Emerging Markets Equity ETF	229,154	11,785,390
Avantis International Equity ETF	68,174	3,832,742
Avantis International Small Cap Value ETF	87,677	5,134,365
DFA Emerging Markets Portfolio, Cl I	628,165	16,150,114
DFA Emerging Markets Small Cap Portfolio, Cl I	474,616	9,872,009
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	1,880,322
DFA International High Relative Profitability Portfolio, Cl I	946,793	10,963,858
DFA International Real Estate Securities, Cl I	1,811,986	6,903,667
DFA International Small Cap Growth Portfolio, Cl I	113,213	1,614,423
DFA International Small Cap Value Portfolio, Cl I	520,087	10,406,941
DFA International Value Portfolio, Cl I	594,105	11,287,999
DFA Large Cap International Portfolio, Cl I	766,676	18,668,551
DFA Real Estate Securities Portfolio, Cl I	446,535	16,954,930
DFA US Small Cap Portfolio, Cl I	239,062	9,995,179
DFA US Small Cap Value Portfolio, Cl I	161,679	6,835,784
DFA US Targeted Value Portfolio, Cl I	739,955	21,902,658
Dimensional Emerging Markets High Profitability	249,078	5,716,340
iShares MSCI Global Min Vol Factor ETF	365,328	33,971,851
Schwab International Small Cap Equity ETF	70,162	2,339,201

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard Small Cap Value ETF	36,894	$6,246,154
Vanguard U.S. Quality Factor ETF	39,529	4,352,143
Vanguard U.S. Value Factor ETF	84,522	8,886,643
Total Registered Investment Companies
(Cost $196,649,330)		240,698,232
PREFERRED STOCK — 0.2%

BRAZIL — 0.2%
Cia Energetica de Minas Gerais(2)	48,779	97,736
Gerdau(2)	11,300	61,708
Itausa SA(2)	28,600	44,958
Petroleo Brasileiro(2)	119,700	584,387

Total Preferred Stock
(Cost $764,474)		788,789
RIGHTS — 0.0%
	Number of Rights
ABIOMED*	241	—
SinoPac Financial Holdings*	1,291	93

Total Rights
(Cost $–)		93
SHORT-TERM INVESTMENT — 2.0%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.610% (A)
(Cost $9,837,906)	9,837,906	9,837,906

Total Investments — 99.9%
(Cost $400,064,458)		$499,232,257

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

A list of open total return swap agreements held by the Fund at February 28, 2023, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation (Depreciation)
ReFlow	SPGEX NAV	SOFR + 35 BPS	SPGEX	Annually	03/10/2023	USD	$5,400,673	$(621,176)	$(621,176)

A list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	10	Mar-2023	$990,796	$1,022,000	$31,204
MSCI Emerging Markets	19	Mar-2023	949,893	914,660	(35,233)
SGX Nifty 50	101	Mar-2023	3,644,940	3,514,598	(130,342)
			$5,585,629	$5,451,258	$(134,371)

Percentages are based on Net Assets of $499,899,811.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available
(A)	The rate reported is the 7-day effective yield as of February 28, 2023.

ADR — American Depositary Receipt
BPS— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NAV— Net Asset Value
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPGEX — Symmetry Panoramic Global Equity Fund
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

The following table summarizes the inputs used as of February 28, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock
Australia	$209,633	$3,019,767	$–		$3,229,400
Austria	–	19,199	–		19,199
Brazil	2,230,781	75,064	–		2,305,845
Canada	5,193,089	–	676		5,193,765
Chile	–	97,356	–		97,356
China	–	7,857,705	–		7,857,705
Denmark	–	1,462,820	–		1,462,820
Finland	–	575,117	–		575,117
France	–	1,251,521	–		1,251,521
Germany	–	1,515,507	–		1,515,507
Hong Kong	–	170,260	–		170,260
Hungary	–	81,814	–		81,814
Indonesia	–	1,916,874	–		1,916,874
Italy	62,228	160,354	–		222,582
Japan	–	12,570,775	–		12,570,775
Malaysia	–	527,063	–		527,063
Mexico	1,924,038	–	–		1,924,038
Netherlands	–	2,810,646	–		2,810,646
Norway	–	511,939	–		511,939
Panama	78,313	–	–		78,313
Peru	339,401	–	–		339,401
Philippines	–	75,794	–		75,794
Poland	–	15,278	–		15,278
Portugal	–	11,597	–		11,597
Russia	–	–	–	(1)	–	(1)
Singapore	–	607,462	–		607,462
South Africa	–	1,325,153	–		1,325,153
South Korea	–	1,752,293	–		1,752,293
Spain	–	1,158,746	–		1,158,746
Sweden	–	1,185,147	–		1,185,147
Switzerland	173,792	2,746,393	–		2,920,185
Taiwan	208,881	2,495,941	–		2,704,822
Thailand	–	1,088,611	–		1,088,611
Turkey	–	874,621	–		874,621
United Kingdom	278,348	2,268,950	–		2,547,298
United States	186,101,525	729,845	–		186,831,370
Zambia	146,920	–	–		146,920
Total Common Stock	196,946,949	50,959,612	676		247,907,237
Registered Investment Companies	240,698,232	–	–		240,698,232
Preferred Stock
Brazil	788,789	–	–		788,789
Rights	93	–	–		93
Short-Term Investment	9,837,906	–	–		9,837,906
Total Investments in Securities	$448,271,969	$50,959,612	$676		$499,232,257

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$31,204	$–	$–	$31,204
Unrealized Depreciation	(165,575)	–	–	(165,575)
Total Return Swap^
Unrealized Depreciation	–	(621,176)	–	(621,176)
Total Other Financial Instruments	$(134,371)	$(621,176)	$–	$(755,547)

(1) Includes security valued at zero.

^ Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Total investments do not include swaps.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.4%
	Shares	Value
EQUITY FUNDS — 98.4%
AQR Emerging Multi-Style II Fund, Cl R6	769,725	$7,004,498
AQR International Defensive Style Fund, Cl R6	121,743	1,589,969
AQR International Multi-Style Fund, Cl R6	1,020,433	12,102,337
AQR Large Cap Defensive Style Fund, Cl R6	91,126	2,252,639
AQR Large Capital Multi-Style Fund, Cl R6	1,133,207	18,176,633
Avantis Emerging Markets Equity ETF	63,104	3,245,439
Avantis International Equity ETF	61,414	3,452,695
Avantis International Small Cap Value ETF	23,085	1,351,858
DFA Emerging Markets Portfolio, Cl I	151,617	3,898,069
DFA Emerging Markets Small Cap Portfolio, Cl I	106,096	2,206,787
DFA Emerging Markets Targeted Value Portfolio, Cl I	49,988	502,877
DFA International High Relative Profitability Portfolio, Cl I	257,140	2,977,682
DFA International Small Cap Growth Portfolio, Cl I	30,149	429,926
DFA International Small Cap Value Portfolio, Cl I	141,715	2,835,717
DFA Large Cap International Portfolio, Cl I	231,796	5,644,226
DFA Real Estate Securities Portfolio, Cl I	58,929	2,237,522
DFA US High Relative Profitability Portfolio, Cl I	389,873	6,822,773
Dimensional Emerging Markets High Profitability	68,000	1,560,600
Dimensional International Value ETF	99,094	3,228,483
Dimensional US Core Equity 2 ETF	184,656	4,692,109
Dimensional US Equity ETF	311,583	13,482,196
Dimensional US Marketwide Value ETF	198,615	6,818,453
Dimensional US Small Capital ETF	47,996	2,665,218
Dimensional US Targeted Value ETF	166,572	7,958,810
iShares MSCI Global Min Vol Factor ETF	84,478	7,855,609
Schwab International Small Cap Equity ETF	21,798	726,745
Vanguard Small Cap Value ETF	8,931	1,512,018

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard U.S. Quality Factor ETF	8,804	$969,320
Vanguard U.S. Value Factor ETF	17,776	1,868,969
Total Registered Investment Companies
(Cost $112,438,761)		130,070,177
SHORT-TERM INVESTMENT — 1.7%

DWS Government Money Market Series, Institutional Shares, 4.610% (A)
(Cost $2,209,829)	2,209,829	2,209,829

Total Investments — 100.1%
(Cost $114,648,590)		$132,280,006

A list of open total return swap agreements held by the Fund at February 28, 2023, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized (Depreciation)
ReFlow	SPGTX NAV	SOFR + 35 BPS	SPGTX	Annually	03/10/2023	USD	$2,243,679	$(381,849)	$(381,849)

Percentages are based on Net Assets of $132,065,507.

(A)	The rate reported is the 7-day effective yield as of February 28, 2023.

BPS – Basis Points Cl — Class
ETF — Exchange-Traded Fund Min – Minimum
MSCI — Morgan Stanley Capital International NAV – Net Asset Value SOFR – Secured Overnight Financing Rate SPGTX – Symmetry Panoramic Tax-Managed Global Equity Fund
USD — U.S. Dollar Vol - Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FEBRUARY 28, 2023 (UNAUDITED)

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$130,070,177	$–	$–	$130,070,177
Short-Term Investment	2,209,829	–	–	2,209,829
Total Investments in Securities	$132,280,006	$–	$–	$132,280,006

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$–	$(381,849)	$–	$(381,849)
Total Other Financial Instruments	$–	$(381,849)	$–	$(381,849)

^ Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FEBRUARY 28, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.2%
	Shares	Value
FIXED INCOME FUNDS — 99.2%
iShares Core 1-5 Year USD Bond ETF, Cl 5	659,812	$30,661,464
JPMorgan BetaBuilders US Agg	581,693	26,711,342
Vanguard Short-Term Bond Index Fund, Cl Institutional Plus (A)	9,619,893	94,659,743
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	8,151,242	77,355,289
Total Registered Investment Companies
(Cost $246,279,979)		229,387,838
SHORT-TERM INVESTMENT — 0.8%

DWS Government Money Market Series, Institutional Shares, 4.610% (B)
(Cost $1,884,234)	1,884,234	1,884,234

Total Investments — 100.0%
(Cost $248,164,213)		$231,272,072

Percentages are based on Net Assets of $231,367,676.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class
ETF — Exchange-Traded Fund
USD — U.S. Dollar

As of February 28, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FEBRUARY 28, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.6%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.6%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I (A)	1,036,543	$10,209,949
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,955,443	19,671,761
iShares National Muni Bond ETF	19,284	2,033,498
iShares Short-Term National Muni Bond ETF	41,265	4,272,165
Vanguard Tax-Exempt Bond Index ETF	81,900	4,058,145
Total Registered Investment Companies
(Cost $41,583,817)		40,245,518
SHORT-TERM INVESTMENT — 1.5%

DWS Government Money Market Series, Institutional Shares, 4.610% (B)
(Cost $617,886)	617,886	617,886

Total Investments — 100.1%
(Cost $42,201,703)		$40,863,404

Percentages are based on Net Assets of $40,824,088.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class
ETF — Exchange-Traded Fund

As of February 28, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FEBRUARY 28, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.1%
	Shares	Value
FIXED INCOME FUNDS — 99.1%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,633,041	$26,014,442
JPMorgan BetaBuilders US Agg	953,300	43,775,536
Vanguard Total Bond Market Index Fund, Cl Institutional Plus (A)	13,780,200	130,774,103
Vanguard Total International Bond Index Fund, Cl Institutional (A)	5,518,400	158,322,887
Total Registered Investment Companies
(Cost $401,696,752)		358,886,968
SHORT-TERM INVESTMENT — 0.9%

DWS Government Money Market Series, Institutional Shares, 4.610% (B)
(Cost $3,128,521)	3,128,521	3,128,521

Total Investments — 100.0%
(Cost $404,825,273)		$362,015,489

Percentages are based on Net Assets of $362,171,806.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class

As of February 28, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FEBRUARY 28, 2023 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
EQUITY FUNDS — 99.0%
AQR Alternative Risk Premia Fund, Cl R6	117,490	$1,173,724
AQR Diversified Arbitrage Fund, Cl R6 (A)	1,591,738	18,798,430
AQR Managed Futures Strategy Fund, Cl R6 (A)	1,112,832	9,848,564
AQR Style Premia Alternative Fund, Cl R6	1,000,591	8,074,768
Total Registered Investment Companies
(Cost $38,365,127)		37,895,486
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 4.610% (B)
(Cost $375,318)	375,318	375,318

Total Investments — 100.0%
(Cost $38,740,445)		$38,270,804

Percentages are based on Net Assets of $38,287,408.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 28, 2023.

Cl — Class

As of February 28, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2023 (UNAUDITED)

Statements of Assets and Liabilities

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$521,740,679	$274,012,506	$499,232,257	$132,280,006
Foreign Currency, at Value ††	36	286,724	317,577	–
Dividends and Interest Receivable	609,660	285,436	565,894	110
Cash Collateral on Swap Contracts	495,000	375,000	540,000	312,000
Receivable for Capital Shares Sold	224,377	162,235	236,572	48,179
Cash Collateral on Futures Contracts	58,815	449,750	367,660	–
Reclaim Receivable	698	211,595	164,643	–
Receivable for Investment Securities Sold	25	–	23	–
Unrealized Appreciation on Futures Contracts	–	11,908	31,204	–
Prepaid Expenses	16,093	14,579	15,863	15,965
Total Assets	523,145,383	275,809,733	501,471,693	132,656,260
Liabilities:
Payable for Capital Shares Redeemed	432,898	280,660	411,768	147,547
Unrealized Depreciation on Swap Contracts	307,494	328,218	621,176	381,849
Payable Due to Adviser	141,454	84,593	131,941	17,655
Shareholder Servicing Fees Payable	104,444	51,478	98,713	23,746
Payable for Investment Securities Purchased	67,251	–	69,995	–
Payable Due to Administrator	11,119	5,827	10,632	2,812
Audit Fees Payable	7,061	7,061	7,061	7,061
Unrealized Depreciation on Futures Contracts	5,571	189,531	165,575	–
Trustees Fees Payable	5,409	5,409	5,409	5,409
Transfer Agent Fees Payable	4,064	4,156	4,555	3,823
Chief Compliance Officer Fees Payable	3,430	1,811	3,346	851
Other Accrued Expenses	373	32,781	41,711	–
Total Liabilities	1,090,568	991,525	1,571,882	590,753
Net Assets	$522,054,815	$274,818,208	$499,899,811	$132,065,507
† Cost of Investments	$396,696,586	$232,844,102	$400,064,458	$114,648,590
†† Cost of Foreign Currency	–	279,351	314,049	–
Net Assets Consist of:
Paid-in Capital	$379,924,591	$250,031,703	$395,897,480	$113,833,895
Total Distributable Earnings	142,130,224	24,786,505	104,002,331	18,231,612
Net Assets	$522,054,815	$274,818,208	$499,899,811	$132,065,507

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	41,528,134	25,541,110	42,289,974	10,381,523
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$12.57	$10.76	$11.82	$12.72

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2023 (UNAUDITED)

Statements of Assets and Liabilities

	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$231,272,072	$40,863,404	$362,015,489	$38,270,804
Dividends and Interest Receivable	328,643	33	496,503	15
Receivable for Capital Shares Sold	96,646	4,646	219,371	19,779
Receivable Due from Adviser	–	311	–	–
Prepaid Expenses	20,306	16,124	21,120	24,667
Total Assets	231,717,667	40,884,518	362,752,483	38,315,265
Liabilities:
Payable for Capital Shares Redeemed	244,437	34,419	421,134	8,286
Shareholder Servicing Fees Payable	49,632	8,041	70,942	1,648
Payable Due to Adviser	32,854	–	61,784	854
Audit Fees Payable	7,061	7,061	7,061	7,061
Trustees Fees Payable	5,409	5,409	5,409	5,409
Payable Due to Administrator	4,851	858	7,574	779
Transfer Agent Fees Payable	4,150	3,681	4,334	3,585
Chief Compliance Officer Fees Payable	1,597	270	2,439	233
Other Accrued Expenses	–	691	–	2
Total Liabilities	349,991	60,430	580,677	27,857
Net Assets	$231,367,676	$40,824,088	$362,171,806	$38,287,408
† Cost of Investments	$248,164,213	$42,201,703	$404,825,273	$38,740,445
Net Assets Consist of:
Paid-in Capital	$250,883,867	$42,377,246	$406,494,152	$38,585,524
Total Accumulated Loss	(19,516,191)	(1,553,158)	(44,322,346)	(298,116)
Net Assets	$231,367,676	$40,824,088	$362,171,806	$38,287,408

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	24,517,875	4,145,737	40,100,021	3,402,383
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$9.44	$9.85	$9.03	$11.25

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

Statements of Operations

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$5,431,542	$4,278,297	$6,453,409	$1,956,321
Less: Foreign Taxes Withheld	–	(135,312)	(106,635)	–
Total Investment Income	5,431,542	4,142,985	6,346,774	1,956,321

Expenses:
Investment Advisory Fees	1,416,180	918,987	1,543,462	401,028
Shareholder Servicing Fees	305,998	153,036	289,783	69,310
Administration Fees	87,236	44,311	82,918	20,789
Trustees' Fees	10,867	10,867	10,867	10,867
Chief Compliance Officer Fees	10,590	5,400	10,129	2,526
Legal Fees	32,295	16,178	30,731	7,534
Custodian Fees	32,150	69,628	86,429	4,216
Printing Fees	20,480	11,905	20,636	4,632
Registration Fees	14,199	13,136	14,071	12,151
Transfer Agent Fees	13,886	12,958	14,238	12,032
Audit Fees	8,342	8,342	8,342	8,342
Insurance and Other Expenses	20,141	17,915	25,657	8,767

Total Expenses	1,972,364	1,282,663	2,137,263	562,194
Less:
Waiver of Investment Advisory Fees	(516,983)	(429,897)	(660,856)	(240,616)
Reimbursement by Investment Adviser	(43,059)	(1,737)	(108,170)	(63,155)
Net Expenses	1,412,322	851,029	1,368,237	258,423

Net Investment Income	4,019,220	3,291,956	4,978,537	1,697,898

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

Statements of Operations- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	$12,251,749	$(3,151,185)	$2,113,625	$(618,646)
Net Realized Loss on Futures Contracts	(122,573)	(65,921)	(225,057)	–
Net Realized Loss on Foreign Currency Transactions	–	(51,848)	(41,326)	–
Net Realized Gain Received on Distributions from Registered Investment Companies	4,603,476	342,385	2,974,833	1,711,238
Net Realized Loss on Swap Contracts	(129,374)	–	(100,576)	–
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,781,628)	14,845,817	10,002,045	3,465,736
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	61,851	(126,487)	(13,339)	–
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	26,185	73,974	(143,007)	2,816
Net Change in Unrealized Appreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	20,267	14,227	–
Net Realized and Unrealized Gain on Investments, Distributions from Registered Investment Companies, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	12,909,686	11,887,002	14,581,425	4,561,144
Net Increase in Net Assets Resulting from Operations	$16,928,906	$15,178,958	$19,559,962	$6,259,042

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

Statements of Operations

	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$2,794,260	$316,234	$4,501,018	$2,307,369
Total Investment Income	2,794,260	316,234	4,501,018	2,307,369

Expenses:
Investment Advisory Fees	536,601	94,493	936,473	218,427
Shareholder Servicing Fees	140,081	22,813	213,086	14,192
Administration Fees	40,560	6,818	61,110	5,693
Trustees' Fees	10,867	10,867	10,867	10,867
Chief Compliance Officer Fees	4,992	834	7,488	688
Legal Fees	15,559	2,568	23,086	1,965
Registration Fees	14,428	11,069	13,554	17,342
Transfer Agent Fees	12,925	11,591	13,526	11,455
Printing Fees	9,303	1,779	13,787	1,781
Custodian Fees	8,748	1,511	12,916	923
Audit Fees	8,342	8,342	8,342	8,342
Insurance and Other Expenses	10,811	7,276	12,972	6,848

Total Expenses	813,217	179,961	1,327,207	298,523
Less:
Waiver of Investment Advisory Fees	(238,491)	(44,231)	(486,247)	(123,315)
Reimbursement by Investment Adviser	(87,163)	(53,481)	(68,689)	(90,656)
Net Expenses	487,563	82,249	772,271	84,552

Net Investment Income	2,306,697	233,985	3,728,747	2,222,817

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	(1,642,031)	(165,806)	(826,665)	240,474
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,251,062)	88,963	(10,142,873)	(1,075,849)
Net Realized and Unrealized Loss on Investments and Distributions from Registered Investment Companies	(5,893,093)	(76,843)	(10,969,538)	(835,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,586,396)	$157,142	$(7,240,791)	$1,387,442

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Equity Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net Investment Income	$4,019,220	$5,915,143
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	16,603,278	15,858,401
Net Change in Unrealized Depreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(3,693,592)	(73,618,963)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,928,906	(51,845,419)

Distributions	(19,231,435)	(41,595,804)

Capital Share Transactions:
Class I Shares:
Issued	36,636,023	73,723,250
Reinvestment of Distributions	19,231,434	41,595,388
Redeemed	(55,532,947)	(134,098,423)
Net Class I Share Transactions	334,510	(18,779,785)
Net Increase (Decrease) in Net Assets from Share Transactions	334,510	(18,779,785)
Total Decrease in Net Assets	(1,968,019)	(112,221,008)

Net Assets:
Beginning of Period/Year	524,022,834	636,243,842
End of Period/Year	$522,054,815	$524,022,834

Share Transactions:
Class I Shares:
Issued	2,921,182	5,374,229
Reinvestment of Distributions	1,572,441	2,916,337
Redeemed	(4,404,853)	(9,520,501)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	88,770	(1,229,935)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	International Equity Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net Investment Income	$3,291,956	$8,857,956
Net Realized Loss on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(2,926,569)	(1,667,450)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	14,813,571	(65,868,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,178,958	(58,678,255)

Distributions	(6,397,783)	(7,382,351)

Capital Share Transactions:
Class I Shares:
Issued	20,152,114	41,173,972
Reinvestment of Distributions	6,397,783	7,381,696
Redeemed	(25,297,524)	(43,393,393)
Net Class I Share Transactions	1,252,373	5,162,275
Net Increase in Net Assets from Share Transactions	1,252,373	5,162,275
Total Increase (Decrease) in Net Assets	10,033,548	(60,898,331)

Net Assets:
Beginning of Period/Year	264,784,660	325,682,991
End of Period/Year	$274,818,208	$264,784,660

Share Transactions:
Class I Shares:
Issued	1,917,698	3,495,297
Reinvestment of Distributions	613,991	585,849
Redeemed	(2,419,457)	(3,634,729)
Net Increase in Shares Outstanding from Share Transactions	112,232	446,417

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Equity Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net Investment Income	$4,978,537	$10,456,185
Net Realized Gain on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	4,721,499	9,529,589
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	9,859,926	(92,401,067)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,559,962	(72,415,293)

Distributions	(17,429,029)	(28,308,288)

Capital Share Transactions:
Class I Shares:
Issued	32,181,053	64,422,074
Reinvestment of Distributions	17,429,029	28,307,555
Redeemed	(50,244,148)	(100,343,997)
Net Class I Share Transactions	(634,066)	(7,614,368)
Net Decrease in Net Assets from Share Transactions	(634,066)	(7,614,368)
Total Increase (Decrease) in Net Assets	1,496,867	(108,337,949)

Net Assets:
Beginning of Period/Year	498,402,944	606,740,893
End of Period/Year	$499,899,811	$498,402,944

Share Transactions:
Class I Shares:
Issued	2,736,309	4,967,378
Reinvestment of Distributions	1,510,249	2,066,454
Redeemed	(4,273,124)	(7,591,026)
Net Decrease in Shares Outstanding from Share Transactions	(26,566)	(557,194)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Tax-Managed Global Equity Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net Investment Income	$1,697,898	$2,614,418
Net Realized Gain on Investments, Futures, Foreign Currency Transactions and Swap Contracts	1,092,592	887,097
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	3,468,552	(21,367,749)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,259,042	(17,866,234)

Distributions	(2,151,138)	(2,015,323)

Capital Share Transactions:
Class I Shares:
Issued	20,651,246	34,373,790
Reinvestment of Distributions	2,151,137	2,015,323
Redeemed	(16,426,836)	(18,595,749)
Net Class I Share Transactions	6,375,547	17,793,364
Net Increase in Net Assets from Share Transactions	6,375,547	17,793,364
Total Increase (Decrease) in Net Assets	10,483,451	(2,088,193)

Net Assets:
Beginning of Period/Year	121,582,056	123,670,249
End of Period/Year	$132,065,507	$121,582,056

Share Transactions:
Class I Shares:
Issued	1,664,111	2,533,794
Reinvestment of Distributions	175,746	138,988
Redeemed	(1,318,749)	(1,376,491)
Net Increase in Shares Outstanding from Share Transactions	521,108	1,296,291

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Fixed Income Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net Investment Income	$2,306,697	$3,160,704
Net Realized Loss on Investments	(1,642,031)	(981,306)
Net Change in Unrealized Depreciation on Investments	(4,251,062)	(26,496,076)
Net Decrease in Net Assets Resulting from Operations	(3,586,396)	(24,316,678)

Distributions	(2,306,711)	(3,310,752)

Capital Share Transactions:
Class I Shares:
Issued	27,247,077	82,933,629
Reinvestment of Distributions	2,306,710	3,309,761
Redeemed	(45,008,096)	(64,828,411)
Net Class I Share Transactions	(15,454,309)	21,414,979
Net Increase (Decrease) in Net Assets from Share Transactions	(15,454,309)	21,414,979
Total Decrease in Net Assets	(21,347,416)	(6,212,451)

Net Assets:
Beginning of Period/Year	252,715,092	258,927,543
End of Period/Year	$231,367,676	$252,715,092

Share Transactions:
Class I Shares:
Issued	2,868,320	8,160,493
Reinvestment of Distributions	244,375	326,392
Redeemed	(4,738,890)	(6,416,600)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,626,195)	2,070,285

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Municipal Fixed Income Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net Investment Income	$233,985	$148,309
Net Realized Loss on Investments	(165,806)	(38,627)
Net Change in Unrealized Appreciation (Depreciation) on Investments	88,963	(1,591,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	157,142	(1,481,516)

Distributions	(233,840)	(148,461)

Capital Share Transactions:
Class I Shares:
Issued	9,091,556	12,892,923
Reinvestment of Distributions	233,841	148,445
Redeemed	(8,976,664)	(9,224,313)
Net Class I Share Transactions	348,733	3,817,055
Net Increase in Net Assets from Share Transactions	348,733	3,817,055
Total Increase in Net Assets	272,035	2,187,078

Net Assets:
Beginning of Period/Year	40,552,053	38,364,975
End of Period/Year	$40,824,088	$40,552,053

Share Transactions:
Class I Shares:
Issued	923,155	1,280,769
Reinvestment of Distributions	23,745	14,849
Redeemed	(911,159)	(922,564)
Net Increase in Shares Outstanding from Share Transactions	35,741	373,054

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Fixed Income Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net Investment Income	$3,728,747	$7,897,009
Net Realized Loss on Investments	(826,665)	(610,539)
Net Change in Unrealized Depreciation on Investments	(10,142,873)	(56,171,336)
Net Decrease in Net Assets Resulting from Operations	(7,240,791)	(48,884,866)

Distributions	(3,730,661)	(8,794,995)

Capital Share Transactions:
Class I Shares:
Issued	31,882,264	82,888,271
Reinvestment of Distributions	3,730,661	8,794,378
Redeemed	(36,442,087)	(63,065,011)
Net Class I Share Transactions	(829,162)	28,617,638
Net Increase (Decrease) in Net Assets from Share Transactions	(829,162)	28,617,638
Total Decrease in Net Assets	(11,800,614)	(29,062,223)

Net Assets:
Beginning of Period/Year	373,972,420	403,034,643
End of Period/Year	$362,171,806	$373,972,420

Share Transactions:
Class I Shares:
Issued	3,495,222	8,191,913
Reinvestment of Distributions	413,206	860,003
Redeemed	(4,005,073)	(6,322,378)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(96,645)	2,729,538

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Alternatives Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations:
Net Investment Income	$2,222,817	$9,466
Net Realized Gain (Loss) on Investments	240,474	(11,050)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,075,849)	493,056
Net Increase in Net Assets Resulting from Operations	1,387,442	491,472

Distributions	(2,255,407)	(30,464)

Capital Share Transactions:
Class I Shares:
Issued	20,000,064	22,015,358
Reinvestment of Distributions	2,255,407	30,464
Redeemed	(6,214,118)	(880,754)
Net Class I Share Transactions	16,041,353	21,165,068
Net Increase in Net Assets from Share Transactions	16,041,353	21,165,068
Total Increase in Net Assets	15,173,388	21,626,076

Net Assets:
Beginning of Period/Year	23,114,020	1,487,944
End of Period/Year	$38,287,408	$23,114,020

Share Transactions:
Class I Shares:
Issued	1,728,294	1,952,182
Reinvestment of Distributions	205,223	2,943
Redeemed	(550,244)	(78,390)
Net Increase in Shares Outstanding from Share Transactions	1,383,273	1,876,735

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$12.65		$14.91	$11.07	$10.58	$10.00
Income from Operations:
Net Investment Income(1)	0.10		0.14	0.12	0.12	0.11
Net Realized and Unrealized Gain (Loss)	0.29		(1.38)	3.86	0.59	0.51
Total from Operations	0.39		(1.24)	3.98	0.71	0.62
Dividends and Distributions:
Net Investment Income	(0.15)		(0.11)	(0.14)	(0.12)	(0.04)
Net Realized Gain	(0.32)		(0.91)	—	(0.10)	—
Total Dividends and Distributions	(0.47)		(1.02)	(0.14)	(0.22)	(0.04)
Net Asset Value, End of Year/Period	$12.57		$12.65	$14.91	$11.07	$10.58
Total Return†	3.25%		(9.04)%	36.19%	6.73%	6.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$522,055		$524,023	$636,244	$556,161	$506,766
Ratio of Expenses to Average Net Assets(2)	0.55	%**	0.55%	0.54%‡	0.48%	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.77	%**	0.77%	0.77%	0.76%	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.56	%**	1.02%	0.96%	1.15%	1.32	%**
Portfolio Turnover Rate	16	%***	26%	65%	83%	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.41		$13.04	$10.33	$10.19	$10.00
Income from Operations:
Net Investment Income(1)	0.13		0.35	0.16	0.25	0.23
Net Realized and Unrealized Gain (Loss)	0.48		(2.68)	2.69	0.22	0.06
Total from Operations	0.61		(2.33)	2.85	0.47	0.29
Dividends and Distributions:
Net Investment Income	(0.26)		(0.30)	(0.14)	(0.33)	(0.10)
Total Dividends and Distributions	(0.26)		(0.30)	(0.14)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$10.76		$10.41	$13.04	$10.33	$10.19
Total Return†	5.89%		(18.28)%	27.78%	4.38%	2.93%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$274,818		$264,785	$325,683	$291,001	$264,900
Ratio of Expenses to Average Net Assets(2)	0.65	%**	0.65%	0.65%‡	0.65%	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.98	%**	0.97%	0.96%	1.00%	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.51	%**	2.96%	1.31%	2.51%	2.72	%**
Portfolio Turnover Rate	21	%***	35%	28%	88%	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

 FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$11.78		$14.15	$10.80	$10.43	$10.00
Income from Operations:
Net Investment Income(1)	0.12		0.25	0.14	0.17	0.16
Net Realized and Unrealized Gain (Loss)	0.33		(1.95)	3.35	0.46	0.33
Total from Operations	0.45		(1.70)	3.49	0.63	0.49
Dividends and Distributions:
Net Investment Income	(0.20)		(0.20)	(0.14)	(0.21)	(0.06)
Net Realized Gain	(0.21)		(0.47)	—	(0.05)	—
Total Dividends and Distributions	(0.41)		(0.67)	(0.14)	(0.26)	(0.06)
Net Asset Value, End of Year/Period	$11.82		$11.78	$14.15	$10.80	$10.43
Total Return†	4.02%		(12.63)%	32.59%	5.97%	4.99%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$499,900		$498,403	$606,741	$543,288	$507,434
Ratio of Expenses to Average Net Assets(2)	0.56	%**	0.56%	0.56%‡	0.52%	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.87	%**	0.87%	0.87%	0.88%	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.03	%**	1.88%	1.13%	1.70%	1.92	%**
Portfolio Turnover Rate	17	%***	32%	52%	86%	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$12.33		$14.44	$11.05	$10.49	$10.00
Income from Operations:
Net Investment Income(1)	0.17		0.28	0.16	0.13	0.08
Net Realized and Unrealized Gain (Loss)	0.44		(2.16)	3.38	0.57	0.44
Total from Operations	0.61		(1.88)	3.54	0.70	0.52
Dividends and Distributions:
Net Investment Income	(0.22)		(0.23)	(0.15)	(0.14)	(0.03)
Total Dividends and Distributions	(0.22)		(0.23)	(0.15)	(0.14)	(0.03)
Net Asset Value, End of Year/Period	$12.72		$12.33	$14.44	$11.05	$10.49
Total Return†	4.98%		(13.28)%	32.28%	6.64%	5.20%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$132,066		$121,582	$123,670	$84,458	$27,235
Ratio of Expenses to Average Net Assets(2)	0.42	%**	0.42%	0.42%	0.42%	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.91	%**	0.91%	0.92%	0.99%	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.75	%**	2.08%	1.21%	1.26%	0.98	%**
Portfolio Turnover Rate	7	%***	7%	39%	65%	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

 Selected Per Share Date & Ratios

For a Share Outstanding

Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.67		$10.76	$10.93	$10.61	$10.00
Income from Operations:
Net Investment Income(1)	0.09		0.13	0.14	0.20	0.18
Net Realized and Unrealized Gain (Loss)	(0.23)		(1.09)	(0.15)	0.33	0.59
Total from Operations	(0.14)		(0.96)	(0.01)	0.53	0.77
Dividends and Distributions:
Net Investment Income	(0.09)		(0.12)	(0.14)	(0.20)	(0.16)
Net Realized Gain	—		(0.01)	(0.02)	(0.01)	—
Total Dividends and Distributions	(0.09)		(0.13)	(0.16)	(0.21)	(0.16)
Net Asset Value, End of Year/Period	$9.44		$9.67	$10.76	$10.93	$10.61
Total Return†	(1.43)%		(8.97)%	(0.13)%	5.02%	7.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$231,368		$252,715	$258,928	$257,446	$201,574
Ratio of Expenses to Average Net Assets(2)	0.41	%**	0.41%	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.68	%**	0.68%	0.69%	0.68%	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.93	%**	1.23%	1.27%	1.84%	2.15	%**
Portfolio Turnover Rate	2	%***	56%	6%	10%	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.87		$10.27	$10.30	$10.23	$10.00
Income from Operations:
Net Investment Income(1)	0.06		0.04	0.04	0.08	0.09
Net Realized and Unrealized Gain (Loss)	(0.02)		(0.40)	(0.03)	0.07	0.22
Total from Operations	0.04		(0.36)	0.01	0.15	0.31
Dividends and Distributions:
Net Investment Income	(0.06)		(0.04)	(0.04)	(0.08)	(0.08)
Total Dividends and Distributions	(0.06)		(0.04)	(0.04)	(0.08)	(0.08)
Net Asset Value, End of Year/Period	$9.85		$9.87	$10.27	$10.30	$10.23
Total Return†	0.37%		(3.54)%	0.10%	1.51%	3.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$40,824		$40,552	$38,365	$26,837	$8,643
Ratio of Expenses to Average Net Assets(2)	0.41	%**	0.41%	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.90	%**	0.88%	0.94%	1.06%	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.16	%**	0.37%	0.39%	0.82%	1.10	%**
Portfolio Turnover Rate	10	%***	5%	8%	8%	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.30		$10.76	$10.88	$10.82	$10.00
Income from Operations:
Net Investment Income(1)	0.09		0.20	0.10	0.24	0.23
Net Realized and Unrealized Gain (Loss)	(0.27)		(1.44)	(0.09)	0.09	0.81
Total from Operations	(0.18)		(1.24)	0.01	0.33	1.04
Dividends and Distributions:
Net Investment Income	(0.09)		(0.20)	(0.10)	(0.25)	(0.22)
Net Realized Gain	—		(0.02)	(0.03)	(0.02)	—
Total Dividends and Distributions	(0.09)		(0.22)	(0.13)	(0.27)	(0.22)
Net Asset Value, End of Year/Period	$9.03		$9.30	$10.76	$10.88	$10.82
Total Return†	(1.89)%		(11.66)%	0.06%	3.16%	10.58%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$362,172		$373,972	$403,035	$402,557	$368,586
Ratio of Expenses to Average Net Assets(2)	0.43	%**	0.43%	0.43%	0.43%	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.74	%**	0.74%	0.74%	0.74%	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.07	%**	2.00%	0.93%	2.26%	2.75	%**
Portfolio Turnover Rate	2	%***	9%	6%	13%	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout the Year or Period

Class I Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$11.45		$10.45	$9.41	$10.00	$10.00
Income from Operations:
Net Investment Income(1)	0.74		0.01	0.20	0.16	0.03
Net Realized and Unrealized Gain (Loss)	(0.26)		1.20	0.84	(0.57)	0.20
Total from Operations	0.48		1.21	1.04	(0.41)	0.23
Dividends and Distributions:
Net Investment Income	(0.68)		(0.21)	—	(0.17)	(0.23)
Return of Capital	—		—	—	(0.01)	—
Total Dividends and Distributions	(0.68)		(0.21)	—	(0.18)	(0.23)
Net Asset Value, End of Year/Period	$11.25		$11.45	$10.45	$9.41	$10.00
Total Return†	4.36%		11.84%	11.05%	(4.14)%	2.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$38,287		$23,114	$1,488	$929	$935
Ratio of Expenses to Average Net Assets(2)	0.50	%**	0.50%	0.50%	0.50%	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.76	%**	2.72%	7.71%	9.46%	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	13.13	%**	0.13%	1.94%	1.67%	0.33	%**
Portfolio Turnover Rate	19	%***	5%	7%	37%	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

FEBRUARY 28, 2023 (UNAUDITED)

Notes to Financial Statements

1.    Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, SSGA Active ETF Trust, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize at least one sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

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2.    Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 Financial Services-Investment Companies, by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The

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prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee (the “Valuation Designee”) to perform fair-value determinations for the Funds through a Valuation Committee (the “Committee”) established by the Adviser and approved a new Adviser and Trust Valuation and Error Correction Policy for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Valuation and Error Correction Policy established by the Trust’s Board and were implemented through a Valuation Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation.

Futures contracts that are traded on an exchange are valued at the end of day settlement value reported from the exchange or board of trade on which the contract is primarily traded.

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Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures established by the Valuation Designee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to, among others, a single issuer or to an entire market sector. If the Valuation Designee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued at its fair market value by the Valuation Designee, subject to Board oversight.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value factor which is applied to the local market close price for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Designee. The Valuation Designee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Designee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair value factors provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Valuation Designee and Committee holds a meeting to consider the matter and coordinates with SEI Investments Global Funds Services (the “Administrator”).

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value factors provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair

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value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Adviser has analyzed the Funds' tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds' financial statements. The Funds' U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

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As of and during the period ended February 28, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2023, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the period ended February 28, 2023. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of

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exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2023.

For the period ended February 28, 2023, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$1,298,983	$5,443,968	$5,728,676

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments.

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Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of February 28, 2023, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases

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Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a cash balance to meet redemptions without suffering a significant cash drag. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

For the period ended February 28, 2023, the monthly average balances of swap contracts held by the Funds was as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax- Managed Global Equity Fund
Average Monthly Notional Balance Long	$4,449,996	$2,375,348	$4,468,873	$2,094,960

For the period ended February 28, 2023, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements

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are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $450,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds evenly and/or based on relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term

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capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the six months ending February 28, 2023, the Symmetry Alternatives Fund borrowed $125,000 at a rate of 5.33% on September 7, 2022 and borrowed $775,000 at a rate of 6.83% on November 8, 2022 from the Symmetry US Fixed Income Fund. For the six months ending February 28,

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2023, the Symmetry Municipal Fixed Income Fund borrowed $300,000 at a rate of 6.83% on November 16, 2022 from the Symmetry Global Fixed Income Fund.

3.    Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, SEI Investments Distribution Co. (the “Distributor”) and/or Atlantic Consulting Services, LLC (now part of the Apex Group Ltd.) (“Atlantic Consulting”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of Atlantic Consulting, are paid for by the Trust as incurred pursuant to a Compliance Services Agreement between the Trust and Atlantic Shareholder Services LLC. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.    Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended February 28, 2023, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$87,236
Symmetry Panoramic International Equity Fund	44,311
Symmetry Panoramic Global Equity Fund	82,918
Symmetry Panoramic Tax-Managed Global Equity Fund	20,789
Symmetry Panoramic US Fixed Income Fund	40,560
Symmetry Panoramic Municipal Fixed Income Fund	6,818
Symmetry Panoramic Global Fixed Income Fund	61,110
Symmetry Panoramic Alternatives Fund	5,693

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

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The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.     Investment Advisory and Subadvisory Agreements:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2023 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the

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Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Fixed Income Fund	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.43%
Symmetry Panoramic Alternatives Fund	0.50%

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2023 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the

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time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

As of February 28, 2023, the amounts of waivers/reimbursements subject to recoupment are as follows:

	Amount expiring in 2023	Amount expiring in 2024	Amount expiring in 2025
Symmetry Panoramic US Equity Fund	$85,437	$108,126	$84,298
Symmetry Panoramic International Equity Fund	57,752	22,628	12,718
Symmetry Panoramic Global Equity Fund	199,137	247,654	211,415
Symmetry Panoramic Tax-Managed Global Equity Fund	44,372	113,110	120,274
Symmetry Panoramic US Fixed Income Fund	73,388	201,285	177,037
Symmetry Panoramic Municipal Fixed Income Fund	29,689	97,750	94,908
Symmetry Panoramic Global Fixed Income Fund	45,768	152,426	141,657
Symmetry Panoramic Alternatives Fund	25,455	85,801	82,758

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser pays AQR and DFA a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6.    Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended February 28, 2023, were as follows:

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	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$82,560,512	$93,588,975
Symmetry Panoramic International Equity Fund	54,716,766	56,807,009
Symmetry Panoramic Global Equity Fund	84,502,503	93,734,553
Symmetry Panoramic Tax-Managed Global Equity Fund	12,597,789	8,556,374
Symmetry Panoramic US Fixed Income Fund	4,303,818	18,703,068
Symmetry Panoramic Municipal Fixed Income Fund	4,576,742	3,975,840
Symmetry Panoramic Global Fixed Income Fund	6,276,379	15,998,600
Symmetry Panoramic Alternatives Fund	22,892,812	6,393,847

7.    Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to tax adjustments for gains on redemption in-kind and equalization. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2022:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(6,171,007)	$6,171,007
Symmetry Panoramic Global Equity Fund	(1,261,530)	1,261,530
Symmetry Panoramic Municipal Fixed Income Fund	3	(3)
Symmetry Panoramic Alternatives Fund	1,230	(1,230)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2022 and 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2022	$29,786,484	$11,809,320	$—	$41,595,804
2021	6,274,118	—	—	6,274,118

Symmetry Panoramic International Equity Fund
2022	7,382,351	—	—	7,382,351
2021	3,768,487	—	—	3,768,487

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	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic Global Equity Fund
2022	25,758,968	2,549,320	—	28,308,288
2021	6,625,431	—	—	6,625,431
Symmetry Panoramic Tax-Managed Global Equity Fund
2022	2,015,323	—	—	2,015,323
2021	1,170,435	—	—	1,170,435
Symmetry Panoramic US Fixed Income Fund
2022	3,147,380	163,372	—	3,310,752
2021	3,535,314	58,488	—	3,593,802
Symmetry Panoramic Municipal Fixed Income Fund
2022	—	—	148,461	148,461
2021	—	—	123,054	123,054
Symmetry Panoramic Global Fixed Income Fund
2022	7,996,330	798,665	—	8,794,995
2021	4,540,290	—	—	4,540,290
Symmetry Panoramic Alternatives Fund
2022	30,464	—	—	30,464
2021	—	—	—	—

As of August 31, 2022, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$16,624,300	$3,601,039	$12,991,344	$913,379
Undistributed Long-Term Capital Gain	–	–	710,387	–
Undistributed Tax-Exempt Income	–	–	–	–
Post-October Losses	–	(1,533,531)	–	–
Late-Year Loss Deferral	–	–	–	–
Capital Loss Carryforwards	–	(11,598,140)	–	(533,003)
Unrealized Appreciation	127,808,454	25,535,964	88,169,671	13,743,334
Other Temporary Differences	(1)	(2)	(4)	(2)
Total Distributable Earnings	$144,432,753	$16,005,330	$101,871,398	$14,123,708

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	Symmetry Panoramic US Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$13,551	$–	$18,431	$4,836
Undistributed Tax-Exempt Income	–	319	–	–
Post-October Losses	(616,378)	(36,607)	(548,258)	(1,668)
Late-Year Loss Deferral	–	–	–	–
Capital Loss Carryforwards	(32,407)	(7,439)	–	(28,634)
Unrealized Appreciation/(Depreciation)	(12,987,849)	(1,432,736)	(32,821,067)	595,315
Other Temporary Differences	(1)	3	–	–
Total Distributable Earnings (Accumulated Losses)	$(13,623,084)	$(1,476,460)	$(33,350,894)	$569,849

Post-October losses represent losses realized on investment transactions from November 1, 2021 through August 31, 2022, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2022 through August 31, 2022 and specified losses realized on investment transactions from November 1, 2021 through August 31, 2022.

The Symmetry Panoramic International Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund had Post-October losses of $1,533,531, $616,378, $36,607, $548,258 and $1,668, respectively. The funds elect to treat each as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic International Equity Fund	$5,705,729	$5,892,411	$11,598,140
Symmetry Panoramic Tax-Managed Global Equity Fund	533,003	—	533,003
Symmetry Panoramic US Fixed Income Fund	32,407	—	32,407
Symmetry Panoramic Municipal Fixed Income Fund	7,439	—	7,439
Symmetry Panoramic Alternatives Fund	22,807	5,827	28,634

For federal income tax purposes, the cost of securities owned at August 31, 2022, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 28, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$396,696,586	$133,734,197	$(8,690,104)	$125,044,093
Symmetry Panoramic International Equity Fund	232,844,102	44,532,946	(3,364,542)	41,168,404
Symmetry Panoramic Global Equity Fund	400,064,458	106,681,749	(7,513,950)	99,167,799
Symmetry Panoramic Tax-Managed Global Equity Fund	114,648,590	18,085,174	(453,758)	17,631,416
Symmetry Panoramic US Fixed Income Fund	248,164,213	—	(16,892,141)	(16,892,141)
Symmetry Panoramic Municipal Fixed Income Fund	42,201,703	—	(1,338,299)	(1,338,299)
Symmetry Panoramic Global Fixed Income Fund	404,825,273	—	(42,809,784)	(42,809,784)
Symmetry Panoramic Alternatives Fund	38,740,445	518,942	(988,583)	(469,641)

8.    Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the

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amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund

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and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”), are exposed to the risk that its operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading

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account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

●

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●

Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

●

Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer

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maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●

Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

●

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

●

Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

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Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an

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adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

°

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

°

Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

°

Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights

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placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

°

Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer

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experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as

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natural disasters or epidemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governments and central banks may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other governmental intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governments and central banks also may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

The COVID-19 pandemic and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty, and social unrest. Global financial markets have experienced, and may continue to experience, significant volatility and severe losses, and the pandemic has resulted in an economic slowdown, which may continue for an extended period of time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and the value of investments in other companies and industries that historically have relied on higher concentrations of people working in traditional office and commercial environments. The travel, hospitality, and public transit industries, among others, may suffer long-term negative effects from the pandemic and resulting changes to public behavior. In addition, companies and industries may lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although promising COVID-19 vaccines have been released and many global economies have begun to re-open, some countries, including countries with limited access to vaccines, have struggled to control the spread of the virus and re-open their economies. The prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated individuals.

Public health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects. The impact of infectious diseases may be greater in countries that do not

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move effectively to control them or that have limited access to vaccines, which may occur because of a lack of health care or economic resources or for political or other reasons.

Governments, including the U.S. federal government, and central banks around the world have taken extraordinary and unprecedented actions to support local and global economies and the financial markets and may continue to do so, but the ultimate impact of these efforts is uncertain, and they may not be successful. Governments’ efforts to limit potential negative economic effects of the COVID-19 pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Central banks may increase their short-term policy rates or begin phasing out, or “tapering,” accommodative monetary policy facilities in the future. The timing, coordination, magnitude and effect of such policy changes on various markets are uncertain, and such changes in monetary policy may adversely affect the value of a Fund’s investments.

In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes were implemented or considered in response to the COVID-19 pandemic. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund's ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund's service providers, and negatively impact a Fund's performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad, including the current contentious domestic political environment and changes

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in the U.S. presidential administration and Congress, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

On January 31, 2020, the United Kingdom (“UK”) officially withdrew from the EU, commonly referred to as “Brexit.” Following a transition period, the UK’s post-Brexit trade agreement with the EU went into effect on January 1, 2021. The full impact of Brexit and the nature of the future relationship between the UK and the EU remains uncertain. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Fund’s investments.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there has been a significant increase in the amount of debt due to the economic effects of COVID-19 pandemic and ensuing economic relief and public health measures Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known.

Interest rates have been unusually low in recent years in the United States and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. However, over the last year, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, the U.S. and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation.

Extremely low or negative interest rates may persist or become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the

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fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates persist or become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.

Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought have devastated, and in the future may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. The current U.S. administration may focus regulatory and public works projects around climate change concerns. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could

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continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation

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or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an

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environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternative Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if a Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

9.    Other:

As of February 28, 2023, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are

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held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund, were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	2	85%
Symmetry Panoramic International Equity Fund	2	85%
Symmetry Panoramic Global Equity Fund	2	86%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	85%
Symmetry Panoramic US Fixed Income Fund	3	90%
Symmetry Panoramic Municipal Fixed Income Fund	3	81%
Symmetry Panoramic Global Fixed Income Fund	2	85%
Symmetry Panoramic Alternatives Fund	3	85%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.    Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of February 28, 2023.

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Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2022 to February 28, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

□    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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Disclosure of Fund Expenses (Unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,032.50	0.55%	$2.77
Hypothetical 5% Return	$1,000.00	$1,022.07	0.55%	$2.76
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,058.90	0.65%	$3.32
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,040.20	0.56%	$2.83
Hypothetical 5% Return	$1,000.00	$1,022.02	0.56%	$2.81
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,049.80	0.42%	$2.13
Hypothetical 5% Return	$1,000.00	$1,022.71	0.42%	$2.11
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$985.70	0.41%	$2.02
Hypothetical 5% Return	$1,000.00	$1,022.76	0.41%	$2.06
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,003.70	0.41%	$2.04
Hypothetical 5% Return	$1,000.00	$1,022.76	0.41%	$2.06
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$981.00	0.43%	$2.11
Hypothetical 5% Return	$1,000.00	$1,022.66	0.43%	$2.16
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,043.60	0.50%	$2.53
Hypothetical 5% Return	$1,000.00	$1,022.32	0.50%	$2.51

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

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Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”), as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Funds’ liquidity risks, taking into consideration, among other factors, each Fund’s investment strategy; portfolio investment liquidity and concentration; use of borrowings for investment purposes and derivatives; short and long-term cash flow projections; and cash holdings, cash equivalents, borrowing arrangements and other funding sources.

The Trust’s Board of Trustees (the “Board”) approved the designation of the Adviser’s Investment Risk and Compliance Committee as the administrator of the Program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the Program and for reporting to the Board on at least an annual basis regarding, among other things, the Program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period September 1, 2021 through August 31, 2022 in order to prepare a written report to the Board for review at its meeting held on January 18, 2023.

The Program Administrator’s written report for the reporting period stated that: (i) the Funds are well-positioned to meet any liquidity demands during normal and reasonably foreseeable stressed conditions after taking into account applicable factors under the Liquidity Rule; (ii) there were no events that triggered any of the Funds’ liquidity classification determinations regarding the Funds’ portfolio investments to fall outside expected parameters for the Program; (iii) no Fund exceeded the regulatory percentage limitation (15% of net assets) on holdings of illiquid investments during the review period; (iv) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”; and (v) the Program functioned effectively during the reporting period and remains adequate for managing the liquidity risk of the Funds under the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.

Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an

effective prospectus.

SYM-SA-001-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant currently does not have in place procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: May 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: May 8, 2023

By	/s/ Andrew Metzger
Andrew Metzger
Treasurer & Principal Financial Officer

Date: May 8, 2023